AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 89.2%
Common Stocks — 56.7%
Aerospace & Defense — 0.8%
Aerojet Rocketdyne Holdings, Inc.*	35,100	$ 1,468,233
Boeing Co. (The)	155,108	23,132,807
BWX Technologies, Inc.(a)	52,307	2,547,874
Cubic Corp.	41,100	1,697,841
HEICO Corp. (Class A Stock)	32,025	2,046,398
L3Harris Technologies, Inc.	68,104	12,266,892
Meggitt PLC (United Kingdom)	2,057,463	7,379,184
Northrop Grumman Corp.	49,082	14,849,759
Safran SA (France)	66,616	5,844,136
Teledyne Technologies, Inc.*	8,800	2,615,976
Textron, Inc.	235,861	6,290,413
Triumph Group, Inc.	185,800	1,256,008
United Technologies Corp.	26,014	2,453,901
		83,849,422
Air Freight & Logistics — 0.2%
United Parcel Service, Inc. (Class B Stock)	212,748	19,874,918
Airlines — 0.1%
Alaska Air Group, Inc.	84,222	2,397,800
Allegiant Travel Co.(a)	21,600	1,766,880
Hawaiian Holdings, Inc.	160,900	1,679,796
United Airlines Holdings, Inc.*(a)	96,645	3,049,150
		8,893,626
Auto Components — 0.4%
Aisin Seiki Co. Ltd. (Japan)	46,900	1,149,817
Aptiv PLC	86,616	4,264,972
Autoliv, Inc. (Sweden), SDR	100,892	4,770,293
Denso Corp. (Japan)	113,300	3,642,523
Gentherm, Inc.*(a)	62,300	1,956,220
Magna International, Inc. (Canada)	460,652	14,704,012
Stanley Electric Co. Ltd. (Japan)	300,900	5,904,585
Sumitomo Rubber Industries Ltd. (Japan)	343,900	3,243,986
		39,636,408
Automobiles — 0.5%
Ferrari NV (Italy)(a)	57,873	8,829,683
Honda Motor Co. Ltd. (Japan)	202,500	4,553,116
Suzuki Motor Corp. (Japan)	212,800	5,089,779
Tesla, Inc.*(a)	22,700	11,894,800
Toyota Motor Corp. (Japan)	346,200	20,841,806
		51,209,184
Banks — 2.9%
ABN AMRO Bank NV (Netherlands), 144A, CVA	578,089	4,776,578
Australia & New Zealand Banking Group Ltd. (Australia)	612,513	6,388,828
Bank of America Corp.	100,775	2,139,453
BankUnited, Inc.	135,555	2,534,878
BNP Paribas SA (France)	348,921	10,508,911
BOK Financial Corp.(a)	16,403	698,112
Bridge Bancorp, Inc.	56,218	1,189,573
CenterState Bank Corp.	107,510	1,852,397
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Citigroup, Inc.	441,302	$ 18,587,640
DBS Group Holdings Ltd. (Singapore)	342,262	4,429,610
DNB ASA (Norway)	1,055,986	11,816,975
East West Bancorp, Inc.	86,000	2,213,640
Erste Group Bank AG (Austria)*	165,798	3,088,285
Fifth Third Bancorp	1,077,023	15,993,792
First Republic Bank	77,127	6,346,010
Home BancShares, Inc.	153,536	1,840,897
ING Groep NV (Netherlands)	1,326,795	6,911,860
Intesa Sanpaolo SpA (Italy)	3,179,472	5,242,700
JPMorgan Chase & Co.	545,778	49,136,393
Lloyds Banking Group PLC (United Kingdom)	20,873,542	8,171,654
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,901,400	7,066,790
National Bank Holdings Corp. (Class A Stock)	77,100	1,842,690
National Bank of Canada (Canada)	307,395	11,880,348
Pacific Premier Bancorp, Inc.	91,171	1,717,662
Pinnacle Financial Partners, Inc.(a)	63,168	2,371,327
PNC Financial Services Group, Inc. (The)	160,291	15,343,055
Popular, Inc. (Puerto Rico)(a)	60,900	2,131,500
Prosperity Bancshares, Inc.(a)	43,110	2,080,057
Seacoast Banking Corp. of Florida*	104,400	1,911,564
Signature Bank	39,837	3,202,496
Standard Chartered PLC (United Kingdom)	500,584	2,737,676
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	231,981	6,689,539
SVB Financial Group*	33,435	5,051,360
Svenska Handelsbanken AB (Sweden) (Class A Stock)*	1,268,303	10,549,316
Towne Bank	112,200	2,029,698
United Overseas Bank Ltd. (Singapore)	658,300	8,955,570
Webster Financial Corp.	91,238	2,089,350
Wells Fargo & Co.	1,073,430	30,807,441
Westamerica Bancorporation(a)	27,900	1,639,962
Western Alliance Bancorp	111,495	3,412,862
		287,378,449
Beverages — 1.0%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	11,000	4,043,160
Coca-Cola Co. (The)	453,877	20,084,057
Diageo PLC (United Kingdom)	403,717	12,941,587
Keurig Dr. Pepper, Inc.(a)	291,845	7,083,078
Kirin Holdings Co. Ltd. (Japan)	303,700	6,021,991
Monster Beverage Corp.*	273,996	15,415,015
PepsiCo, Inc.	247,211	29,690,041
		95,278,929
Biotechnology — 1.6%
AbbVie, Inc.(a)	510,351	38,883,643
Acceleron Pharma, Inc.*	48,700	4,376,669
Agios Pharmaceuticals, Inc.*	57,400	2,036,552
Aimmune Therapeutics, Inc.*(a)	137,200	1,978,424
Alexion Pharmaceuticals, Inc.*	33,739	3,029,425
A1

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Alkermes PLC*	89,500	$ 1,290,590
Alnylam Pharmaceuticals, Inc.*	21,600	2,351,160
Amgen, Inc.	102,927	20,866,391
Ascendis Pharma A/S (Denmark), ADR*(a)	25,876	2,913,896
Biogen, Inc.*	41,260	13,053,839
BioMarin Pharmaceutical, Inc.*	40,500	3,422,250
CSL Ltd. (Australia)	20,956	3,759,928
Exact Sciences Corp.*(a)	50,200	2,911,600
Exelixis, Inc.*	205,400	3,536,988
Gilead Sciences, Inc.	172,143	12,869,411
Global Blood Therapeutics, Inc.*	29,200	1,491,828
Homology Medicines, Inc.*(a)	75,961	1,180,434
Immunomedics, Inc.*(a)	152,500	2,055,700
Incyte Corp.*	72,953	5,342,348
Insmed, Inc.*(a)	101,758	1,631,181
Ironwood Pharmaceuticals, Inc.*(a)	182,800	1,844,452
Neurocrine Biosciences, Inc.*	40,000	3,462,000
Regeneron Pharmaceuticals, Inc.*	8,345	4,074,780
Sage Therapeutics, Inc.*(a)	49,300	1,415,896
Seattle Genetics, Inc.*(a)	40,500	4,672,890
Ultragenyx Pharmaceutical, Inc.*(a)	46,500	2,065,995
United Therapeutics Corp.*	15,500	1,469,787
Vertex Pharmaceuticals, Inc.*	40,947	9,743,339
Xencor, Inc.*(a)	27,800	830,664
		158,562,060
Building Products — 0.1%
Armstrong World Industries, Inc.(a)	32,300	2,565,266
Gibraltar Industries, Inc.*	45,700	1,961,444
Insteel Industries, Inc.	43,500	576,375
Johnson Controls International PLC	236,496	6,375,932
		11,479,017
Capital Markets — 1.1%
Ameriprise Financial, Inc.	12,261	1,256,507
Blackstone Group, Inc. (The) (Class A Stock)	64,700	2,948,379
Cboe Global Markets, Inc.	10,259	915,616
Charles Schwab Corp. (The)(a)	52,004	1,748,374
Close Brothers Group PLC (United Kingdom)	135,290	1,893,754
CME Group, Inc.	90,483	15,645,416
E*TRADE Financial Corp.	215,225	7,386,522
FactSet Research Systems, Inc.(a)	12,300	3,206,364
Goldman Sachs Group, Inc. (The)	52,442	8,107,009
Intercontinental Exchange, Inc.	141,045	11,389,384
KKR & Co., Inc. (Class A Stock)	297,819	6,989,812
Macquarie Group Ltd. (Australia)	147,579	7,680,532
Morgan Stanley	238,699	8,115,766
MSCI, Inc.(a)	7,550	2,181,648
Raymond James Financial, Inc.(a)	83,989	5,308,105
State Street Corp.	50,797	2,705,956
TD Ameritrade Holding Corp.	363,237	12,589,794
Tradeweb Markets, Inc. (Class A Stock)	126,695	5,326,258
Virtus Investment Partners, Inc.	10,730	816,660
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
XP, Inc. (Brazil) (Class A Stock)*(a)	45,725	$ 882,035
		107,093,891
Chemicals — 1.4%
Air Liquide SA (France)	95,085	12,178,430
Air Products & Chemicals, Inc.	18,028	3,598,569
Akzo Nobel NV (Netherlands)	7,242	472,775
Asahi Kasei Corp. (Japan)	1,162,500	8,267,175
Axalta Coating Systems Ltd.*	91,900	1,587,113
BASF SE (Germany)	165,003	7,862,596
Cabot Corp.	58,000	1,514,960
Celanese Corp.	44,629	3,275,322
CF Industries Holdings, Inc.	127,291	3,462,315
Covestro AG (Germany), 144A	153,427	4,689,955
Croda International PLC (United Kingdom)	6,074	319,870
DuPont de Nemours, Inc.	194,028	6,616,355
GCP Applied Technologies, Inc.*	76,500	1,361,700
Huntsman Corp.	17,505	252,597
Johnson Matthey PLC (United Kingdom)	357,380	7,917,641
Koninklijke DSM NV (Netherlands)	6,435	729,825
Linde PLC (United Kingdom)	160,310	27,733,630
Minerals Technologies, Inc.	55,100	1,997,926
PPG Industries, Inc.(a)	125,471	10,489,376
Quaker Chemical Corp.	3,347	422,659
RPM International, Inc.	135,703	8,074,328
Sherwin-Williams Co. (The)	14,816	6,808,248
Symrise AG (Germany)	3,678	342,831
Tosoh Corp. (Japan)	106,800	1,209,022
Umicore SA (Belgium)	210,400	7,287,271
Valvoline, Inc.	99,531	1,302,861
Victrex PLC (United Kingdom)	10,982	268,424
Westlake Chemical Corp.(a)	120,745	4,608,837
Yara International ASA (Norway)	9,982	314,467
		134,967,078
Commercial Services & Supplies — 0.1%
HNI Corp.	76,300	1,921,997
IAA, Inc.*	29,800	892,808
KAR Auction Services, Inc.	151,000	1,812,000
Mobile Mini, Inc.	72,850	1,910,856
Waste Connections, Inc.	105,832	8,201,980
		14,739,641
Communications Equipment — 0.5%
Cisco Systems, Inc.	737,797	29,002,800
Lumentum Holdings, Inc.*(a)	34,900	2,572,130
Motorola Solutions, Inc.(a)	64,229	8,537,319
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	1,727,485	14,047,955
		54,160,204
Construction & Engineering — 0.0%
Aegion Corp.*	83,913	1,504,560
Jacobs Engineering Group, Inc.	5,045	399,917

A2

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction & Engineering (cont’d.)
Valmont Industries, Inc.	21,059	$ 2,231,833
		4,136,310
Consumer Finance — 0.2%
Ally Financial, Inc.	568,333	8,201,045
Capital One Financial Corp.	206,925	10,433,159
SLM Corp.	422,400	3,037,056
		21,671,260
Containers & Packaging — 0.3%
Amcor PLC, CDI	729,452	5,852,007
Avery Dennison Corp.	58,125	5,921,194
Ball Corp.	13,304	860,236
Graphic Packaging Holding Co.(a)	162,900	1,987,380
International Paper Co.	96,467	3,003,018
Myers Industries, Inc.	143,800	1,545,850
Packaging Corp. of America	39,975	3,471,029
Sealed Air Corp.	67,792	1,675,140
Verallia SASU (France), 144A*	12,684	314,875
Westrock Co.	10,750	303,795
		24,934,524
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	30,700	3,131,400
frontdoor, Inc.*	34,000	1,182,520
Service Corp. International	76,530	2,993,088
ServiceMaster Global Holdings, Inc.*	80,400	2,170,800
		9,477,808
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*(a)	240,041	43,886,696
Challenger Ltd. (Australia)	1,298,656	3,199,183
Element Fleet Management Corp. (Canada)	1,506,837	9,593,732
Equitable Holdings, Inc.	678,896	9,810,047
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,064,600	5,237,492
Voya Financial, Inc.(a)	142,554	5,780,565
		77,507,715
Diversified Telecommunication Services — 0.9%
AT&T, Inc.(a)	967,186	28,193,472
GCI Liberty, Inc. (Class A Stock)*(a)	66,500	3,788,505
KT Corp. (South Korea)	198,712	3,229,052
Nippon Telegraph & Telephone Corp. (Japan)	1,375,300	32,952,561
Telecom Italia SpA (Italy), RSP	8,203,519	3,250,381
Verizon Communications, Inc.	416,483	22,377,632
		93,791,603
Electric Utilities — 0.8%
American Electric Power Co., Inc.	117,090	9,364,858
Edison International	27,121	1,485,960
Entergy Corp.	60,924	5,725,028
Eversource Energy	12,679	991,625
NextEra Energy, Inc.	154,037	37,064,383
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
OGE Energy Corp.	71,474	$ 2,196,396
PNM Resources, Inc.(a)	81,800	3,108,400
Southern Co. (The)	376,049	20,359,293
Xcel Energy, Inc.	7,900	476,370
		80,772,313
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	636,594	11,099,474
AMETEK, Inc.	27,104	1,952,030
Legrand SA (France)	103,699	6,647,965
Melrose Industries PLC (United Kingdom)	4,311,599	4,838,273
Mitsubishi Electric Corp. (Japan)	1,414,800	17,440,695
Prysmian SpA (Italy)	386,260	6,182,919
Schneider Electric SE (France)	5,329	453,690
Sensata Technologies Holding PLC*	77,900	2,253,647
		50,868,693
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. (Class A Stock)	140,583	10,245,689
Belden, Inc.(a)	52,750	1,903,220
CDW Corp.	84,963	7,924,499
Cognex Corp.(a)	64,300	2,714,746
Coherent, Inc.*(a)	19,200	2,043,072
FLIR Systems, Inc.	55,011	1,754,301
Hamamatsu Photonics KK (Japan)	210,500	8,626,143
Keysight Technologies, Inc.*	20,280	1,697,030
Largan Precision Co. Ltd. (Taiwan)	51,000	6,373,325
Littelfuse, Inc.	12,097	1,613,982
Murata Manufacturing Co. Ltd. (Japan)	206,700	10,501,364
National Instruments Corp.	56,270	1,861,411
Omron Corp. (Japan)	152,300	7,832,166
		65,090,948
Energy Equipment & Services — 0.1%
Dril-Quip, Inc.*(a)	49,100	1,497,550
Halliburton Co.(a)	655,072	4,487,243
NexTier Oilfield Solutions, Inc.*	294,343	344,381
Schlumberger Ltd.	171,036	2,307,276
Tenaris SA (Luxembourg)	59,957	365,514
Tidewater, Inc.*	56,965	403,312
Worley Ltd. (Australia)	923,123	3,476,880
		12,882,156
Entertainment — 0.7%
Activision Blizzard, Inc.*	28,564	1,698,987
Electronic Arts, Inc.*	101,691	10,186,387
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	59,403	1,617,544
Netflix, Inc.*	93,642	35,162,571
Walt Disney Co. (The)	191,219	18,471,755
Zynga, Inc. (Class A Stock)*	457,700	3,135,245
		70,272,489
Equity Real Estate Investment Trusts (REITs) — 1.8%
Acadia Realty Trust	168,776	2,091,135
Alexander & Baldwin, Inc.	167,037	1,874,155

A3

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Alexandria Real Estate Equities, Inc.(a)	13,410	$ 1,837,975
Allied Properties Real Estate Investment Trust (Canada)	11,600	368,780
American Campus Communities, Inc.	58,464	1,622,376
American Tower Corp.	65,415	14,244,116
AvalonBay Communities, Inc.	69,417	10,216,100
Boston Properties, Inc.	3,717	342,819
Camden Property Trust	60,407	4,786,651
Canadian Apartment Properties REIT (Canada)	13,154	398,088
Cedar Realty Trust, Inc.	158,207	147,623
Charter Hall Retail REIT (Australia)	47,194	90,203
Concentradora Fibra Danhos SA de CV (Mexico)	246,600	201,667
Crown Castle International Corp.	39,020	5,634,488
CubeSmart	127,435	3,413,984
CyrusOne, Inc.	3,982	245,888
Derwent London PLC (United Kingdom)	16,178	653,313
Digital Realty Trust, Inc.	7,775	1,080,025
Douglas Emmett, Inc.	123,011	3,753,066
EastGroup Properties, Inc.	28,672	2,995,651
EPR Properties	983	23,808
Equinix, Inc.	11,098	6,931,478
Equity Commonwealth	72,500	2,298,975
Equity LifeStyle Properties, Inc.	55,978	3,217,615
Equity Residential	134,400	8,293,824
Essex Property Trust, Inc.	7,913	1,742,759
Federal Realty Investment Trust	8,974	669,550
First Industrial Realty Trust, Inc.	56,373	1,873,275
Gecina SA (France)	2,882	382,663
Goodman Group (Australia)	64,353	480,314
Great Portland Estates PLC (United Kingdom)	793,158	6,679,850
Healthcare Realty Trust, Inc.	85,556	2,389,579
Healthcare Trust of America, Inc. (Class A Stock)	49,799	1,209,120
Highwoods Properties, Inc.	11,500	407,330
Hoshino Resorts REIT, Inc. (Japan)	44	135,717
Host Hotels & Resorts, Inc.(a)	39,198	432,746
Hudson Pacific Properties, Inc.	21,300	540,168
Industrial & Infrastructure Fund Investment Corp. (Japan)	248	335,291
Inmobiliaria Colonial Socimi SA (Spain)	47,132	447,500
Invitation Homes, Inc.	45,000	961,650
JBG SMITH Properties	149,310	4,752,537
Kilroy Realty Corp.	10,941	696,942
Mapletree Industrial Trust (Singapore)	343,600	580,666
Mirvac Group (Australia)	190,258	242,833
Mitsui Fudosan Logistics Park, Inc. (Japan)	146	619,015
Mori Hills REIT Investment Corp. (Japan)	87	115,710
National Retail Properties, Inc.	2,151	69,241
Nippon Accommodations Fund, Inc. (Japan)	107	579,319
Nippon Prologis REIT, Inc. (Japan)	184	462,696
Paramount Group, Inc.	227,200	1,999,360
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Pebblebrook Hotel Trust	7,052	$ 76,796
PotlatchDeltic Corp.(a)	62,103	1,949,413
Prologis, Inc.	254,987	20,493,305
PS Business Parks, Inc.	16,702	2,263,455
Public Storage	45,547	9,046,090
Rayonier, Inc.(a)	124,389	2,929,361
Realty Income Corp.	3,993	199,091
Regency Centers Corp.(a)	16,267	625,141
Rexford Industrial Realty, Inc.	72,967	2,992,377
Saul Centers, Inc.	22,800	746,472
SBA Communications Corp.	5,309	1,433,271
Scentre Group (Australia)	2,574,297	2,477,936
Shaftesbury PLC (United Kingdom)	16,814	128,172
Simon Property Group, Inc.	90,822	4,982,495
SL Green Realty Corp.(a)	70,134	3,022,775
Spirit Realty Capital, Inc.	862	22,541
Sun Communities, Inc.	11,941	1,490,834
Sunstone Hotel Investors, Inc.	102,638	893,977
Terreno Realty Corp.	85,907	4,445,687
UNITE Group PLC (The) (United Kingdom)	37,394	371,672
Urban Edge Properties	22,959	202,269
Urstadt Biddle Properties, Inc. (Class A Stock)	86,150	1,214,715
VEREIT, Inc.	466,209	2,279,762
Vornado Realty Trust	59,170	2,142,546
Washington Real Estate Investment Trust(a)	87,700	2,093,399
Welltower, Inc.	11,648	533,245
Weyerhaeuser Co.	192,116	3,256,366
WP Carey, Inc.(a)	29,957	1,739,903
		179,622,700
Food & Staples Retailing — 0.7%
Casey’s General Stores, Inc.(a)	28,100	3,722,969
Costco Wholesale Corp.	74,191	21,154,080
Seven & i Holdings Co. Ltd. (Japan)	384,000	12,799,668
Sprouts Farmers Market, Inc.*	108,100	2,009,579
Sysco Corp.	82,733	3,775,107
Walmart, Inc.	144,837	16,456,380
Welcia Holdings Co. Ltd. (Japan)	69,200	4,879,093
		64,796,876
Food Products — 1.2%
Bunge Ltd.	62,000	2,543,860
Conagra Brands, Inc.(a)	524,937	15,401,652
Flowers Foods, Inc.	63,000	1,292,760
Mondelez International, Inc. (Class A Stock)	359,355	17,996,499
Mriya Agro Holding PLC (Ukraine)^*	1,223	15
Mriya Recovery Certificates (Ukraine)^	1,359,527	14,994
Nestle SA (Switzerland)	573,510	58,676,013
Post Holdings, Inc.*	31,300	2,596,961
Sanderson Farms, Inc.	3,357	413,985
TreeHouse Foods, Inc.*(a)	61,100	2,697,565
Tyson Foods, Inc. (Class A Stock)	109,451	6,333,929

A4

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Wilmar International Ltd. (Singapore)	3,174,500	$ 7,198,194
		115,166,427
Gas Utilities — 0.2%
Atmos Energy Corp.	63,883	6,339,110
Beijing Enterprises Holdings Ltd. (China)	1,266,000	4,639,346
Chesapeake Utilities Corp.	33,220	2,847,286
ONE Gas, Inc.	34,398	2,876,361
Southwest Gas Holdings, Inc.	28,463	1,979,886
		18,681,989
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	128,353	10,128,335
Alcon, Inc. (Switzerland)*	84,688	4,337,712
Atrion Corp.	3,000	1,950,000
Avanos Medical, Inc.*	71,300	1,920,109
Becton, Dickinson & Co.	132,300	30,398,571
Cooper Cos., Inc. (The)	7,522	2,073,590
Danaher Corp.	76,864	10,638,746
DexCom, Inc.*	29,456	7,931,617
Elekta AB (Sweden) (Class B Stock)(a)	681,514	5,629,070
GenMark Diagnostics, Inc.*	349,293	1,439,087
GN Store Nord A/S (Denmark)	161,467	7,184,359
Hologic, Inc.*	131,187	4,604,664
Insulet Corp.*	3,104	514,271
Intuitive Surgical, Inc.*	53,458	26,472,936
Koninklijke Philips NV (Netherlands)	714,954	28,824,000
Medtronic PLC	105,613	9,524,181
Penumbra, Inc.*(a)	13,300	2,145,689
Siemens Healthineers AG (Germany), 144A	245,068	9,658,360
Stryker Corp.	88,368	14,712,388
West Pharmaceutical Services, Inc.	32,100	4,887,225
		184,974,910
Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.*(a)	103,500	1,899,225
Anthem, Inc.	64,354	14,610,932
Centene Corp.*	274,029	16,280,063
Cigna Corp.	135,808	24,062,461
CVS Health Corp.	166,205	9,860,943
Fresenius SE & Co. KGaA (Germany)	301,203	11,145,452
HCA Healthcare, Inc.	81,542	7,326,549
Humana, Inc.	2,302	722,874
McKesson Corp.	33,329	4,508,081
Molina Healthcare, Inc.*	25,927	3,622,261
Select Medical Holdings Corp.*	130,700	1,960,500
UnitedHealth Group, Inc.	131,139	32,703,444
		128,702,785
Health Care Technology — 0.1%
Teladoc Health, Inc.*	5,200	806,052
Veeva Systems, Inc. (Class A Stock)*(a)	41,602	6,505,305
		7,311,357
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 0.9%
Aramark	112,700	$ 2,250,619
Choice Hotels International, Inc.(a)	37,000	2,266,250
Compass Group PLC (United Kingdom)	445,717	6,962,385
Darden Restaurants, Inc.	22,964	1,250,619
Domino’s Pizza, Inc.	9,600	3,111,072
Dunkin’ Brands Group, Inc.(a)	43,900	2,331,090
Hilton Worldwide Holdings, Inc.	98,496	6,721,367
Jack in the Box, Inc.	59,200	2,074,960
Marriott International, Inc. (Class A Stock)(a)	101,410	7,586,482
McDonald’s Corp.(a)	156,582	25,890,834
MGM Resorts International(a)	206,359	2,435,036
Red Robin Gourmet Burgers, Inc.*(a)	63,500	541,020
Starbucks Corp.	140,276	9,221,744
Vail Resorts, Inc.(a)	13,100	1,935,001
Wynn Resorts Ltd.	63,266	3,807,981
Yum! Brands, Inc.	132,383	9,072,207
		87,458,667
Household Durables — 0.3%
Meritage Homes Corp.*	39,000	1,423,890
NVR, Inc.*	1,614	4,146,544
Panasonic Corp. (Japan)	961,000	7,329,605
Persimmon PLC (United Kingdom)	299,611	7,087,981
Sony Corp. (Japan)	156,700	9,307,231
Tempur Sealy International, Inc.*	57,300	2,504,583
TRI Pointe Group, Inc.*(a)	254,500	2,231,965
		34,031,799
Household Products — 0.5%
Kimberly-Clark Corp.	79,752	10,197,888
Procter & Gamble Co. (The)(a)	378,201	41,602,110
		51,799,998
Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	352,600	7,126,128
Industrial Conglomerates — 1.0%
CK Hutchison Holdings Ltd. (United Kingdom)	888,193	5,953,181
DCC PLC (United Kingdom)	120,447	7,596,270
General Electric Co.	2,985,307	23,703,338
Honeywell International, Inc.	145,666	19,488,654
Roper Technologies, Inc.	58,117	18,121,462
Siemens AG (Germany)	278,477	23,694,282
		98,557,187
Insurance — 2.3%
AIA Group Ltd. (Hong Kong)	897,200	8,081,575
Allianz SE (Germany)	89,419	15,404,016
American International Group, Inc.	475,732	11,536,501
Arch Capital Group Ltd.*	35,200	1,001,792
Aviva PLC (United Kingdom)	1,660,490	5,470,002
AXA SA (France)	1,108,253	19,108,667
Axis Capital Holdings Ltd.	69,822	2,698,620
Chubb Ltd.	172,368	19,251,782

A5

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
CNA Financial Corp.	34,700	$ 1,077,088
Direct Line Insurance Group PLC (United Kingdom)	1,897,272	6,948,732
Fidelity National Financial, Inc.	96,400	2,398,432
First American Financial Corp.	75,500	3,201,955
Kemper Corp.(a)	36,900	2,744,253
Markel Corp.*	2,200	2,041,358
Marsh & McLennan Cos., Inc.	94,309	8,153,956
MetLife, Inc.	284,495	8,697,012
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	80,885	16,253,130
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	11,804,000	11,370,154
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	688,000	6,740,796
Progressive Corp. (The)	116,356	8,591,727
RSA Insurance Group PLC (United Kingdom)	659,567	3,422,431
Sampo OYJ (Finland) (Class A Stock)	243,164	7,112,496
Selective Insurance Group, Inc.	42,400	2,107,280
State Auto Financial Corp.	85,100	2,364,929
Storebrand ASA (Norway)	1,481,135	5,904,477
Sun Life Financial, Inc. (Canada)	405,460	13,042,830
Tokio Marine Holdings, Inc. (Japan)	330,100	15,158,303
Willis Towers Watson PLC	79,388	13,484,052
Zurich Insurance Group AG (Switzerland)	24,642	8,697,483
		232,065,829
Interactive Media & Services — 2.5%
Alphabet, Inc. (Class A Stock)*	39,929	46,395,502
Alphabet, Inc. (Class C Stock)*	70,884	82,424,624
Baidu, Inc. (China), ADR*	36,592	3,688,108
Facebook, Inc. (Class A Stock)*	488,998	81,564,867
IAC/InterActiveCorp*	18,000	3,226,140
JOYY, Inc. (China), ADR*(a)	124,120	6,610,631
Match Group, Inc.*(a)	33,078	2,184,471
NAVER Corp. (South Korea)	38,411	5,324,414
Snap, Inc. (Class A Stock)*	136,000	1,617,040
Tencent Holdings Ltd. (China)	111,300	5,477,005
Z Holdings Corp. (Japan)	1,447,100	4,654,377
		243,167,179
Internet & Direct Marketing Retail — 1.8%
Alibaba Group Holding Ltd. (China), ADR*	39,333	7,649,482
Amazon.com, Inc.*	74,987	146,203,654
ASOS PLC (United Kingdom)*	233,854	3,465,893
Booking Holdings, Inc.*	11,626	15,640,690
Etsy, Inc.*	62,840	2,415,570
Zalando SE (Germany), 144A*	164,673	6,271,344
		181,646,633
IT Services — 2.5%
Accenture PLC (Class A Stock)	129,325	21,113,599
Amadeus IT Group SA (Spain)	133,882	6,358,750
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Black Knight, Inc.*	73,575	$ 4,271,764
Booz Allen Hamilton Holding Corp.	53,272	3,656,590
Cognizant Technology Solutions Corp. (Class A Stock)	200,574	9,320,674
CoreLogic, Inc.	77,900	2,379,066
EPAM Systems, Inc.*(a)	20,282	3,765,556
Euronet Worldwide, Inc.*	30,307	2,597,916
Fidelity National Information Services, Inc.	219,379	26,685,262
Fiserv, Inc.*	230,696	21,913,813
FleetCor Technologies, Inc.*	63,094	11,769,555
Global Payments, Inc.	134,947	19,463,406
Mastercard, Inc. (Class A Stock)	149,148	36,028,191
Okta, Inc.*(a)	14,159	1,731,079
PayPal Holdings, Inc.*	86,139	8,246,948
Square, Inc. (Class A Stock)*(a)	40,100	2,100,438
Twilio, Inc. (Class A Stock)*(a)	36,601	3,275,423
VeriSign, Inc.*	24,441	4,401,580
Visa, Inc. (Class A Stock)(a)	327,733	52,804,341
WEX, Inc.*	21,800	2,279,190
		244,163,141
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.(a)	146,080	10,462,249
Bruker Corp.(a)	52,280	1,874,761
Evotec SE (Germany)*(a)	171,438	3,835,871
PRA Health Sciences, Inc.*(a)	27,800	2,308,512
Thermo Fisher Scientific, Inc.	79,195	22,459,702
		40,941,095
Machinery — 1.1%
AGCO Corp.	50,379	2,380,408
Bucher Industries AG (Switzerland)	1,000	265,597
Caterpillar, Inc.	4,017	466,133
Chart Industries, Inc.*	76,400	2,214,072
Cummins, Inc.	75,839	10,262,533
Deere & Co.	2,251	310,998
Epiroc AB (Sweden) (Class B Stock)	43,711	430,803
Flowserve Corp.	215,520	5,148,773
Fortive Corp.(a)	188,684	10,413,470
Graco, Inc.	60,200	2,933,546
Helios Technologies, Inc.	49,800	1,888,416
Hillenbrand, Inc.	104,359	1,994,301
Illinois Tool Works, Inc.	24,351	3,460,764
Ingersoll Rand, Inc.*(a)	154,229	3,824,879
KION Group AG (Germany)	111,783	4,817,058
Knorr-Bremse AG (Germany)	68,927	6,138,361
Meritor, Inc.*	137,400	1,820,550
Middleby Corp. (The)*(a)	30,000	1,706,400
Mueller Water Products, Inc. (Class A Stock)	239,000	1,914,390
PACCAR, Inc.	230,286	14,077,383
Parker-Hannifin Corp.	26,333	3,416,180
RBC Bearings, Inc.*	18,300	2,064,057
REV Group, Inc.	112,087	467,403
Sandvik AB (Sweden)	29,563	415,817
SMC Corp. (Japan)	18,200	7,652,289
Snap-on, Inc.(a)	24,232	2,636,926

A6

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Stanley Black & Decker, Inc.	36,562	$ 3,656,200
THK Co. Ltd. (Japan)	362,700	7,352,948
Toro Co. (The)(a)	6,091	396,463
Wartsila OYJ Abp (Finland)	36,296	266,988
Weir Group PLC (The) (United Kingdom)	21,743	193,251
Westinghouse Air Brake Technologies Corp.	110,573	5,321,879
		110,309,236
Marine — 0.0%
Kirby Corp.*	43,300	1,882,251
Media — 1.0%
Cable One, Inc.(a)	3,200	5,260,832
Charter Communications, Inc. (Class A Stock)*	30,874	13,470,635
Comcast Corp. (Class A Stock)(a)	1,251,639	43,031,349
CyberAgent, Inc. (Japan)	209,300	8,118,550
DISH Network Corp. (Class A Stock)*	32,033	640,339
Eutelsat Communications SA (France)	48,665	509,580
iHeartMedia, Inc. (Class A Stock)*	87	636
Liberty Broadband Corp. (Class C Stock) *	166,376	18,421,151
Liberty Global PLC (United Kingdom) (Class C Stock)*(a)	170,432	2,677,487
Stroeer SE & Co. KGaA (Germany)(a)	84,446	4,363,061
WPP PLC (United Kingdom)	1,093,301	7,440,588
		103,934,208
Metals & Mining — 0.9%
Agnico Eagle Mines Ltd. (Canada)	21,293	850,025
Alacer Gold Corp.*	16,957	54,704
Alamos Gold, Inc. (Canada) (Class A Stock)	17,850	89,675
Alrosa PJSC (Russia)	628,310	499,511
Alumina Ltd. (Australia)	492,573	437,380
Anglo American Platinum Ltd. (South Africa)	10,809	455,158
Anglo American PLC (South Africa)	42,868	751,484
AngloGold Ashanti Ltd. (South Africa)	35,998	619,363
Antofagasta PLC (Chile)	901,104	8,573,459
ArcelorMittal SA (Luxembourg)	41,709	396,972
B2Gold Corp. (Canada)	37,746	114,260
Barrick Gold Corp. (Canada)	141,146	2,593,644
BHP Group Ltd. (Australia)	443,344	7,860,654
BHP Group PLC (Australia)	614,290	9,504,050
BlueScope Steel Ltd. (Australia)	39,269	208,368
Boliden AB (Sweden)	87,393	1,583,194
Carpenter Technology Corp.	81,800	1,595,100
Centamin PLC (Egypt)	71,897	108,730
Centerra Gold, Inc. (Canada)*	24,095	143,306
China Steel Corp. (Taiwan)	761,000	477,040
Cia de Minas Buenaventura SAA (Peru), ADR(a)	27,300	199,017
Commercial Metals Co.	119,400	1,885,326
ERO Copper Corp. (Canada)*	40,477	304,016
Evolution Mining Ltd. (Australia)	84,941	199,064
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
First Quantum Minerals Ltd. (Zambia)	56,077	$ 286,502
Fortescue Metals Group Ltd. (Australia)	114,632	703,993
Franco-Nevada Corp. (Canada)	22,891	2,287,148
Freeport-McMoRan, Inc.	75,725	511,144
Glencore PLC (Switzerland)*	497,821	753,810
Gold Fields Ltd. (South Africa)	66,910	330,907
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	152,700	283,160
IGO Ltd. (Australia)	2,618,390	6,782,449
Impala Platinum Holdings Ltd. (South Africa)	179,036	754,638
Industrias Penoles SAB de CV (Mexico)	33,617	225,913
JFE Holdings, Inc. (Japan)	45,200	292,181
Kinross Gold Corp. (Canada)*	119,667	480,437
Kirkland Lake Gold Ltd. (Canada)	57,252	1,686,275
Lundin Mining Corp. (Chile)	129,355	486,242
MMC Norilsk Nickel PJSC (Russia)	3,418	835,772
Newcrest Mining Ltd. (Australia)	64,669	913,506
Newmont Corp., (NYSE)(a)	63,170	2,860,338
Newmont Corp., (XTSE)	6,967	311,691
Nippon Steel Corp. (Japan)	64,900	555,489
Norsk Hydro ASA (Norway)	118,338	253,143
Northam Platinum Ltd. (South Africa)*	81,269	312,957
Northern Star Resources Ltd. (Australia)	199,293	1,285,528
Nucor Corp.	20,697	745,506
Osisko Gold Royalties Ltd. (Canada)	7,472	55,749
Polymetal International PLC (Russia)	20,000	338,400
Polyus PJSC (Russia)	2,500	338,061
POSCO (South Korea)	5,575	729,572
Regis Resources Ltd. (Australia)	27,232	61,080
Rio Tinto Ltd. (Australia)	82,150	4,216,070
Rio Tinto PLC (Australia)	115,022	5,263,269
Sandstorm Gold Ltd. (Canada)*	10,654	53,372
Saracen Mineral Holdings Ltd. (Australia)*	40,839	92,301
SEMAFO, Inc. (Canada)*	27,529	53,403
Sibanye Stillwater Ltd. (South Africa)*	206,365	260,475
South32 Ltd. (Australia)	4,106,578	4,386,222
Southern Copper Corp. (Peru)	21,946	617,999
Steel Dynamics, Inc.	129,813	2,925,985
Sumitomo Metal Mining Co. Ltd. (Japan)	35,500	724,580
Teck Resources Ltd. (Canada) (Class B Stock)(a)	31,545	238,480
thyssenkrupp AG (Germany)*	32,417	169,828
Torex Gold Resources, Inc. (Canada)*	5,320	51,525
Vale SA (Brazil)	214,133	1,780,286
voestalpine AG (Austria)	8,512	172,637
Wheaton Precious Metals Corp. (Canada)	29,893	822,679
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	632,000	236,481
		87,030,683
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	88,222	447,286

A7

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Redwood Trust, Inc.	353,000	$ 1,786,180
		2,233,466
Multiline Retail — 0.2%
Dollar General Corp.	64,913	9,802,512
Dollar Tree, Inc.*	64,561	4,743,297
Ollie’s Bargain Outlet Holdings, Inc.*(a)	45,717	2,118,526
		16,664,335
Multi-Utilities — 0.7%
Ameren Corp.(a)	159,026	11,581,864
CenterPoint Energy, Inc.	180,077	2,782,190
Engie SA (France)	1,148,151	11,846,951
National Grid PLC (United Kingdom)	909,056	10,633,861
NiSource, Inc.	423,271	10,569,077
Sempra Energy(a)	231,421	26,148,259
		73,562,202
Oil, Gas & Consumable Fuels — 1.3%
Cheniere Energy, Inc.*	27,600	924,600
Chevron Corp.	231,397	16,767,027
Concho Resources, Inc.(a)	148,375	6,357,869
ConocoPhillips	257,018	7,916,154
Continental Resources, Inc.(a)	168,369	1,286,339
Devon Energy Corp.	25,825	178,451
Diamondback Energy, Inc.	13,748	360,198
Enbridge, Inc. (Canada)(a)	10,694	311,088
Eni SpA (Italy)	39,432	398,931
EOG Resources, Inc.	176,367	6,335,103
Equinor ASA (Norway)	960,895	11,890,125
Exxon Mobil Corp.	398,662	15,137,196
Galp Energia SGPS SA (Portugal)	73,590	837,703
Kelt Exploration Ltd. (Canada)*	46,467	36,320
Kosmos Energy Ltd. (Ghana)	1,279,550	1,145,965
Lundin Petroleum AB (Sweden)	27,320	522,577
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	353,018	1,412,072
Marathon Petroleum Corp.	175,990	4,156,884
Matador Resources Co.*(a)	67,400	167,152
Occidental Petroleum Corp.(a)	278,500	3,225,030
Parsley Energy, Inc. (Class A Stock)(a)	13,603	77,945
Phillips 66	4,400	236,060
Pioneer Natural Resources Co.	62,672	4,396,441
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	224,414	7,329,361
Suncor Energy, Inc. (Canada)(a)	31,950	504,810
Targa Resources Corp.	298,750	2,064,362
TC Energy Corp. (Canada)	155,856	6,904,421
TOTAL SA (France)(a)	580,627	22,222,850
TOTAL SA (France), ADR	221,391	8,244,601
WPX Energy, Inc.*	567,313	1,730,305
		133,077,940
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.(a)	100,100	1,719,718
Mondi PLC (United Kingdom)	27,768	468,817
Stora Enso OYJ (Finland)	915,676	9,255,301
	Shares	Value
Common Stocks (continued)
Paper & Forest Products (cont’d.)
UPM-Kymmene OYJ (Finland)	11,267	$ 308,806
West Fraser Timber Co. Ltd. (Canada)	16,258	310,072
		12,062,714
Personal Products — 0.6%
L’Oreal SA (France)	63,965	16,902,349
Pola Orbis Holdings, Inc. (Japan)	115,500	2,138,669
Unilever PLC (United Kingdom)	720,284	36,361,909
		55,402,927
Pharmaceuticals — 3.5%
Allergan PLC	7,839	1,388,287
Astellas Pharma, Inc. (Japan)	1,740,700	26,969,349
Bayer AG (Germany)	324,593	18,778,861
Bristol-Myers Squibb Co.(a)	67,334	3,753,197
Elanco Animal Health, Inc.*	769,032	17,218,627
Eli Lilly & Co.	19,777	2,743,465
GlaxoSmithKline PLC (United Kingdom), ADR(a)	461,597	17,489,910
Ipsen SA (France)	71,269	3,697,474
Johnson & Johnson	351,833	46,135,861
Merck & Co., Inc.	417,450	32,118,603
MyoKardia, Inc.*	16,720	783,834
Novartis AG (Switzerland)	412,910	33,990,549
Novartis AG (Switzerland), ADR	30,022	2,475,314
Novo Nordisk A/S (Denmark), ADR	30,617	1,843,143
Novo Nordisk A/S (Denmark) (Class B Stock)	109,191	6,571,926
Otsuka Holdings Co. Ltd. (Japan)	308,500	12,092,553
Pacira BioSciences, Inc.*(a)	78,200	2,622,046
Pfizer, Inc.	931,487	30,403,736
Roche Holding AG (Switzerland)	121,531	39,361,054
Roche Holding AG (Switzerland), ADR(a)	52,254	2,119,945
Sanofi (France)	217,640	18,990,317
Takeda Pharmaceutical Co. Ltd. (Japan), ADR(a)	317,961	4,826,648
Zoetis, Inc.	146,715	17,266,888
		343,641,587
Professional Services — 0.5%
CoStar Group, Inc.*	17,196	10,097,663
Equifax, Inc.(a)	79,751	9,526,257
Recruit Holdings Co. Ltd. (Japan)	368,100	9,569,719
TechnoPro Holdings, Inc. (Japan)	126,200	5,909,866
Teleperformance (France)	22,460	4,687,179
TransUnion	93,655	6,198,088
		45,988,772
Real Estate Management & Development — 0.3%
Deutsche Wohnen SE (Germany)	109,705	4,188,792
Grainger PLC (United Kingdom)	87,415	280,610
Hang Lung Properties Ltd. (Hong Kong)	193,000	392,298
Heiwa Real Estate Co. Ltd. (Japan)	11,000	286,071
Hongkong Land Holdings Ltd. (Hong Kong)	69,200	259,651

A8

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Hufvudstaden AB (Sweden) (Class A Stock)	17,298	$ 236,555
Jones Lang LaSalle, Inc.(a)	18,900	1,908,522
Kojamo OYJ (Finland)	32,182	614,988
Mitsubishi Estate Co. Ltd. (Japan)	30,900	456,692
Mitsui Fudosan Co. Ltd. (Japan)	758,600	13,129,448
PSP Swiss Property AG (Switzerland)	4,866	608,046
Shimao Property Holdings Ltd. (China)	95,500	334,017
Shurgard Self Storage SA (Belgium)	13,549	402,584
St. Joe Co. (The)*(a)	105,800	1,775,324
Sun Hung Kai Properties Ltd. (Hong Kong)	67,166	883,082
		25,756,680
Road & Rail — 0.4%
Central Japan Railway Co. (Japan)	62,000	9,925,729
J.B. Hunt Transport Services, Inc.(a)	114,100	10,523,443
Norfolk Southern Corp.(a)	21,283	3,107,318
Ryder System, Inc.	74,100	1,959,204
Union Pacific Corp.	116,552	16,438,494
		41,954,188
Semiconductors & Semiconductor Equipment — 2.7%
Advanced Micro Devices, Inc.*	408,071	18,559,069
Applied Materials, Inc.	507,612	23,258,782
ASML Holding NV (Netherlands)	62,707	16,623,115
Broadcom, Inc.(a)	92,139	21,846,157
Cabot Microelectronics Corp.(a)	15,900	1,814,826
Cree, Inc.*(a)	45,315	1,606,870
Diodes, Inc.*(a)	64,700	2,629,085
Entegris, Inc.(a)	103,827	4,648,335
Intel Corp.	61,700	3,339,204
Lam Research Corp.	81,779	19,626,960
Marvell Technology Group Ltd.(a)	196,825	4,454,150
Micron Technology, Inc.*	636,097	26,754,240
Monolithic Power Systems, Inc.	14,050	2,352,813
NVIDIA Corp.	177,554	46,803,234
NXP Semiconductors NV (Netherlands)	194,671	16,144,066
ON Semiconductor Corp.*	215,710	2,683,432
QUALCOMM, Inc.	81,812	5,534,582
Renesas Electronics Corp. (Japan)*	626,900	2,282,432
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,577,749	23,338,890
Tokyo Electron Ltd. (Japan)	55,400	10,409,294
Xilinx, Inc.	136,297	10,622,988
		265,332,524
Software — 3.6%
CDK Global, Inc.	61,600	2,023,560
Citrix Systems, Inc.	18,830	2,665,387
CommVault Systems, Inc.*	50,200	2,032,096
Cornerstone OnDemand, Inc.*	62,500	1,984,375
DocuSign, Inc.*	20,670	1,909,908
Five9, Inc.*	57,183	4,372,212
Intuit, Inc.	48,858	11,237,340
Microsoft Corp.	1,243,606	196,129,102
NortonLifeLock, Inc.	840,102	15,718,308
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Oracle Corp.	126,330	$ 6,105,529
Palo Alto Networks, Inc.*	18,737	3,072,119
Paylocity Holding Corp.*	7,085	625,747
Proofpoint, Inc.*	41,000	4,206,190
RealPage, Inc.*(a)	70,600	3,736,858
RingCentral, Inc. (Class A Stock)*	9,802	2,077,142
salesforce.com, Inc.*	241,427	34,760,660
SAP SE (Germany)	152,485	16,956,360
Splunk, Inc.*	35,300	4,455,919
SPS Commerce, Inc.*	48,000	2,232,480
SS&C Technologies Holdings, Inc.	32,369	1,418,410
Synopsys, Inc.*	69,205	8,912,912
Tyler Technologies, Inc.*	1,856	550,415
VMware, Inc. (Class A Stock)*(a)	79,522	9,630,114
Workday, Inc. (Class A Stock)*	95,046	12,376,890
Zendesk, Inc.*	39,123	2,504,263
		351,694,296
Specialty Retail — 0.9%
AutoZone, Inc.*	5,782	4,891,572
Burlington Stores, Inc.*	50,326	7,974,658
Five Below, Inc.*(a)	17,300	1,217,574
Home Depot, Inc. (The)	154,353	28,819,249
Kingfisher PLC (United Kingdom)	3,505,939	6,193,236
Lowe’s Cos., Inc.	102,983	8,861,687
Michaels Cos., Inc. (The)*(a)	795,876	1,289,319
Murphy USA, Inc.*(a)	20,900	1,763,124
O’Reilly Automotive, Inc.*	28,950	8,715,397
Ross Stores, Inc.	130,400	11,340,888
TJX Cos., Inc. (The)	159,247	7,613,599
Ulta Beauty, Inc.*	13,440	2,361,408
		91,041,711
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	683,243	173,741,862
Samsung Electronics Co. Ltd. (South Korea)	539,441	20,958,643
		194,700,505
Textiles, Apparel & Luxury Goods — 0.6%
Burberry Group PLC (United Kingdom)	367,932	5,982,266
Culp, Inc.	47,700	351,072
Kering SA (France)	16,239	8,474,542
Lululemon Athletica, Inc.*	12,400	2,350,420
Moncler SpA (Italy)	280,346	10,969,048
NIKE, Inc. (Class B Stock)	283,994	23,497,664
Samsonite International SA, 144A	2,990,400	2,814,654
Tapestry, Inc.	164,230	2,126,779
VF Corp.	97,441	5,269,609
		61,836,054
Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	168,900	1,960,929
PennyMac Financial Services, Inc.	90,280	1,996,091
WSFS Financial Corp.	61,659	1,536,542
		5,493,562

A9

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Tobacco — 0.4%
Altria Group, Inc.	421,154	$ 16,286,025
Philip Morris International, Inc.	340,818	24,866,082
		41,152,107
Trading Companies & Distributors — 0.3%
Ashtead Group PLC (United Kingdom)	158,374	3,430,595
Bunzl PLC (United Kingdom)	226,420	4,562,855
GMS, Inc.*	113,000	1,777,490
HD Supply Holdings, Inc.*	69,400	1,973,042
Mitsubishi Corp. (Japan)	306,700	6,503,778
Rush Enterprises, Inc. (Class A Stock)	58,417	1,864,671
Sumitomo Corp. (Japan)	857,500	9,844,230
		29,956,661
Water Utilities — 0.0%
California Water Service Group	42,039	2,115,402
Essential Utilities, Inc.	35,628	1,450,060
		3,565,462
Wireless Telecommunication Services — 0.2%
SoftBank Group Corp. (Japan)	163,300	5,818,923
T-Mobile US, Inc.*	44,512	3,734,557
Vodafone Group PLC (United Kingdom), ADR	758,828	10,449,061
		20,002,541

Total Common Stocks (cost $5,660,510,271)		5,617,019,958
Preferred Stocks — 0.1%
Electric Utilities — 0.1%
American Electric Power Co., Inc., CVT, 6.125%(a)	24,986	1,205,574
NextEra Energy, Inc., CVT, 5.279%*(a)	42,412	1,869,945
Southern Co. (The), CVT, 6.750%	7,915	351,426
		3,426,945
Health Care Equipment & Supplies — 0.0%
Danaher Corp., Series A, CVT, 4.750%	1,005	1,038,316
Life Sciences Tools & Services — 0.0%
Avantor, Inc., Series A, CVT, 6.250%(a)	39,785	1,725,078
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	87,629	168,644
Multi-Utilities — 0.0%
Sempra Energy, Series A, CVT, 6.000%	475	43,947
Sempra Energy, Series B, CVT, 6.750%	2,922	274,463
		318,410
Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., CVT, 5.000%*(a)	1,870	76,932

Total Preferred Stocks (cost $7,284,840)		6,754,325

Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities — 3.5%
Automobiles — 0.9%
Ally Auto Receivables Trust,
Series 2017-02, Class B
2.330%	06/15/22	575	$ 572,741
AmeriCredit Automobile Receivables Trust,
Series 2016-02, Class C
2.870%	11/08/21	349	348,732
Series 2017-01, Class C
2.710%	08/18/22	930	923,486
Series 2020-01, Class C
1.590%	10/20/25	3,525	3,289,235
Series 2020-01, Class D
1.800%	12/18/25	3,405	3,169,617
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	124	124,075
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-02A, Class A, 144A
2.630%	12/20/21	4,400	4,360,688
Series 2017-01A, Class A, 144A
3.070%	09/20/23	2,550	2,394,188
Series 2018-02A, Class A, 144A
4.000%	03/20/25	8,675	8,559,763
Series 2019-01A, Class A, 144A
3.450%	03/20/23	7,942	7,815,133
Series 2019-02A, Class A, 144A
3.350%	09/22/25	1,560	1,475,468
Series 2020-01A, Class B, 144A
2.680%	08/20/26	1,395	1,203,307
CarMax Auto Owner Trust,
Series 2020-01, Class D
2.640%	07/15/26	7,660	7,611,343
Enterprise Fleet Financing LLC,
Series 2017-03, Class A2, 144A
2.130%	05/22/23	589	586,658
Series 2018-01, Class A2, 144A
2.870%	10/20/23	889	884,421
Series 2019-01, Class A2, 144A
2.980%	10/20/24	2,919	2,922,053
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	3,425	3,418,420
GM Financial Automobile Leasing Trust,
Series 2019-01, Class C
3.560%	12/20/22	4,905	4,936,770
Series 2020-01, Class C
2.040%	12/20/23	1,620	1,568,158
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class B
3.120%	12/18/23	2,500	2,526,920
Huntington Auto Trust,
Series 2016-01, Class A4
1.930%	04/15/22	1,332	1,322,758
Hyundai Auto Receivables Trust,
Series 2019-B, Class C
2.400%	06/15/26	2,315	2,290,580
Santander Drive Auto Receivables Trust,
Series 2017-01, Class C
2.580%	05/16/22	177	176,820

A10

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2018-01, Class C
2.960%	03/15/24	1,810	$ 1,798,966
Series 2018-02, Class B
3.030%	09/15/22	1,180	1,180,165
Series 2018-02, Class C
3.350%	07/17/23	2,050	2,040,477
Series 2019-01, Class B
3.210%	09/15/23	2,205	2,200,592
Santander Retail Auto Lease Trust,
Series 2019-A, Class B, 144A
3.010%	05/22/23	3,990	4,011,681
Series 2019-C, Class D, 144A
2.880%	06/20/24	3,525	3,480,602
Series 2020-A, Class C, 144A
2.080%	03/20/24	5,595	5,405,506
World Omni Auto Receivables Trust,
Series 2018-B, Class B
3.170%	01/15/25	2,635	2,640,727
			85,240,050
Collateralized Loan Obligations — 1.0%
Allegro CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.000%)
2.634%(c)	07/25/27	2,429	2,355,729
Barings BDC Static CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.851%(c)	04/15/27	6,297	6,107,640
Barings CLO Ltd. (Cayman Islands),
Series 2013-IA, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
2.619%(c)	01/20/28	4,935	4,648,273
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.899%(c)	07/20/28	4,150	3,895,805
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.795%(c)	07/28/28	5,090	4,776,047
CIFC Funding Ltd. (Cayman Islands),
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.969%(c)	10/20/27	4,065	3,911,239
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 0.860% (Cap N/A, Floor 0.000%)
2.654%(c)	10/25/27	6,240	5,864,984
Golub Capital Partners CLO 39B Ltd. (Cayman Islands),
Series 2018-39A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.969%(c)	10/20/28	6,160	5,783,804
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.902%(c)	10/22/25	1,404	1,394,969
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands),
Series 13, Class A1R, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
2.643%(c)	01/16/28	5,955	$ 5,604,908
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
3.174%(c)	10/15/32	12,175	11,203,929
Series 2019-37A, Class A1, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.131%(c)	07/15/32	2,660	2,454,382
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class BR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
3.019%(c)	01/18/28	4,165	3,620,775
Series 2019-23A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.170%(c)	10/25/32	7,315	6,734,801
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.681%(c)	01/15/28	5,705	5,576,582
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
2.939%(c)	07/20/29	4,460	4,239,945
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.681%(c)	07/15/27	4,240	3,986,474
Series 2015-01A, Class A2R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.831%(c)	07/15/27	6,465	6,021,186
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.846%(c)	07/17/29	6,870	6,530,106
Southwick Park CLO LLC (Cayman Islands),
Series 2019-04A, Class A1, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.119%(c)	07/20/32	9,690	8,928,659
			103,640,237
Credit Cards — 0.3%
American Express Credit Account Master Trust,
Series 2017-07, Class B
2.540%	05/15/25	2,785	2,780,804
Series 2019-01, Class B
3.070%	10/15/24	9,570	9,790,986
Barclays Dryrock Issuance Trust,
Series 2018-01, Class A, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.000%)
1.035%(c)	07/15/24	11,550	11,145,750
Synchrony Card Funding LLC,
Series 2019-A02, Class A
2.340%	06/15/25	7,840	7,738,018

A11

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Credit Cards (cont’d.)
Synchrony Credit Card Master Note Trust,
Series 2015-04, Class B
2.620%	09/15/23	1,835	$ 1,828,881
			33,284,439
Equipment — 0.1%
Ascentium Equipment Receivables Trust,
Series 2017-01A, Class A3, 144A
2.290%	06/10/21	144	143,693
CCG Receivables Trust,
Series 2017-01, Class A2, 144A
1.840%	11/14/23	199	199,231
CNH Equipment Trust,
Series 2016-C, Class A3
1.440%	12/15/21	176	175,208
Series 2019-A, Class A3
3.010%	04/15/24	3,320	3,299,292
MMAF Equipment Finance LLC,
Series 2014-AA, Class A4, 144A
1.590%	02/08/22	142	141,956
Series 2016-AA, Class A4, 144A
1.760%	01/17/23	3,836	3,805,660
Volvo Financial Equipment Master Owner Trust,
Series 2017-A, Class A, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.000%)
1.205%(c)	11/15/22	1,470	1,420,494
			9,185,534
Other — 0.4%
Driven Brands Funding LLC,
Series 2015-01A, Class A2, 144A
5.216%	07/20/45	3,055	3,043,612
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	2,579	2,467,178
Elara HGV Timeshare Issuer LLC,
Series 2014-A, Class A, 144A
2.530%	02/25/27	283	280,510
Hardee’s Funding LLC,
Series 2018-01A, Class A2I, 144A
4.250%	06/20/48	6,277	6,024,802
Hilton Grand Vacations Trust,
Series 2014-AA, Class A, 144A
1.770%	11/25/26	429	425,052
Series 2017-AA, Class A, 144A
2.660%	12/26/28	470	460,821
Jimmy Johns Funding LLC,
Series 2017-01A, Class A2I, 144A
3.610%	07/30/47	687	678,927
MVW Owner Trust,
Series 2013-01A, Class A, 144A
2.150%	04/22/30	73	72,476
Series 2014-01A, Class A, 144A
2.250%	09/22/31	163	161,355
Series 2015-01A, Class A, 144A
2.520%	12/20/32	953	938,641
Series 2017-01A, Class A, 144A
2.420%	12/20/34	3,862	3,758,116
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/08/49	4,755	$ 4,975,705
Sierra Timeshare Receivables Funding LLC,
Series 2015-03A, Class A, 144A
2.580%	09/20/32	971	962,822
Series 2019-01A, Class A, 144A
3.200%	01/20/36	2,132	2,115,833
Taco Bell Funding LLC,
Series 2018-01A, Class A2I, 144A
4.318%	11/25/48	2,997	2,922,166
Verizon Owner Trust,
Series 2017-01A, Class A, 144A
2.060%	09/20/21	367	367,075
Series 2017-01A, Class C, 144A
2.650%	09/20/21	2,025	2,017,579
Series 2017-03A, Class B, 144A
2.380%	04/20/22	5,120	4,998,559
			36,671,229
Residential Mortgage-Backed Securities — 0.1%
Bayview Mortgage Fund IVc Trust,
Series 2017-RT03, Class A, 144A
3.500%(cc)	01/28/58	1,516	1,487,187
Bayview Opportunity Master Fund IVa Trust,
Series 2017-RT01, Class A1, 144A
3.000%(cc)	03/28/57	448	440,938
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL04, Class A, 144A
3.500%(cc)	01/28/55	563	558,697
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	688	681,892
Towd Point Mortgage Trust,
Series 2015-03, Class A1B, 144A
3.000%(cc)	03/25/54	639	636,522
Series 2015-05, Class A1B, 144A
2.750%(cc)	05/25/55	615	609,894
Series 2018-01, Class A1, 144A
3.000%(cc)	01/25/58	378	379,846
			4,794,976
Student Loans — 0.7%
Navient Private Education Loan Trust,
Series 2017-A, Class A2A, 144A
2.880%	12/16/58	1,453	1,463,588
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	462	461,232
Series 2018-A, Class A2, 144A
3.190%	02/18/42	3,800	3,857,475
Series 2019-CA, Class A1, 144A
2.820%	02/15/68	3,696	3,697,466
Series 2019-FA, Class A2, 144A
2.600%	08/15/68	5,955	6,018,982
Series 2019-GA, Class A, 144A
2.400%	10/15/68	7,244	7,297,459

A12

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	4,595	$ 4,610,408
Series 2020-CA, Class A2A, 144A
2.150%	11/15/68	3,275	3,209,500
Navient Student Loan Trust,
Series 2018-01A, Class A2, 144A, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
1.297%(c)	03/25/67	2,251	2,218,564
Series 2018-02A, Class A2, 144A, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
1.327%(c)	03/25/67	5,526	5,464,329
Nelnet Student Loan Trust,
Series 2020-01A, Class A, 144A, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
2.390%(c)	03/26/68	2,120	2,048,929
SLM Student Loan Trust,
Series 2008-05, Class A4, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.494%(c)	07/25/23	1,798	1,692,085
Series 2008-09, Class A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.294%(c)	04/25/23	1,673	1,652,137
SMB Private Education Loan Trust,
Series 2015-B, Class A2A, 144A
2.980%	07/15/27	1,037	1,044,929
Series 2015-C, Class A3, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.655%(c)	08/16/32	4,305	4,269,021
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	821	823,415
Series 2016-B, Class A2A, 144A
2.430%	02/17/32	2,018	2,031,179
Series 2016-C, Class A2A, 144A
2.340%	09/15/34	1,233	1,230,139
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	6,545	6,834,089
Series 2018-B, Class A2B, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.000%)
1.425%(c)	01/15/37	3,729	3,391,886
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	4,700	4,984,252
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	1,780	1,758,690
			70,059,754

Total Asset-Backed Securities (cost $352,556,597)			342,876,219
Commercial Mortgage-Backed Securities — 1.9%
225 Liberty Street Trust,
Series 2016-225L, Class A, 144A
3.597%	02/10/36	1,640	1,696,439
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class A, 144A, 1 Month LIBOR + 0.880% (Cap N/A, Floor 0.880%)
1.585%(c)	09/15/34	3,176	2,977,042
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Ashford Hospitality Trust,
Series 2018-ASHF, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.605%(c)	04/15/35	3,278	$ 2,643,121
Series 2018-ASHF, Class B, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.955%(c)	04/15/35	3,185	2,592,138
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
1.635%(c)	12/15/36	7,055	6,533,811
BANK,
Series 2017-BNK04, Class B
3.999%	05/15/50	2,020	1,934,974
Series 2017-BNK05, Class C
4.255%(cc)	06/15/60	1,580	1,256,169
Series 2019-BN21, Class AS
3.093%	10/17/52	4,045	3,785,622
Series 2019-BN23, Class B
3.455%	12/15/52	5,960	5,254,730
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	2,165	2,291,956
BX Commercial Mortgage Trust,
Series 2019-IMC, Class B, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.005%(c)	04/15/34	9,770	8,752,766
BX Trust,
Series 2018-BILT, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
1.505%(c)	05/15/30	5,200	4,733,158
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class AS
3.116%	11/15/52	9,790	9,294,484
CD Mortgage Trust,
Series 2018-CD07, Class C
4.851%(cc)	08/15/51	2,475	1,999,695
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	3,054,779
Series 2015-GC27, Class A5
3.137%	02/10/48	2,205	2,236,763
Series 2015-GC27, Class AS
3.571%	02/10/48	1,190	1,190,998
Series 2016-P03, Class A3
3.063%	04/15/49	2,675	2,704,930
Series 2018-B02, Class C
4.673%(cc)	03/10/51	2,545	2,050,052
Commercial Mortgage Trust,
Series 2015-CR25, Class C
4.540%(cc)	08/10/48	1,700	1,452,967
Series 2015-LC21, Class B
4.362%(cc)	07/10/48	3,055	3,004,097
Series 2015-LC23, Class A2
3.221%	10/10/48	7,785	7,789,296
Series 2015-PC01, Class B
4.435%(cc)	07/10/50	1,505	1,477,700

A13

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-DC02, Class A5
3.765%	02/10/49	1,810	$ 1,897,063
Series 2020-CBM, Class C, 144A
3.402%	02/10/37	10,025	8,200,796
Credit Suisse Mortgage Trust,
Series 2019-ICE04, Class C, 144A, 1 Month LIBOR + 1.430% (Cap N/A, Floor 1.430%)
2.135%(c)	05/15/36	6,815	6,200,705
CSAIL Commercial Mortgage Trust,
Series 2019-C15, Class A4
4.053%	03/15/52	4,305	4,653,253
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.530%(cc)	10/10/34	2,820	2,677,510
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.194%(cc)	05/25/52	1,965	1,850,134
Great Wolf Trust,
Series 2019-WOLF, Class C, 144A, 1 Month LIBOR + 1.633% (Cap N/A, Floor 1.633%)
2.338%(c)	12/15/36	3,180	2,768,621
GS Mortgage Securities Corp. Trust,
Series 2019-SOHO, Class C, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.005%(c)	06/15/36	6,370	5,989,820
GS Mortgage Securities Trust,
Series 2015-GC34, Class A4
3.506%	10/10/48	4,515	4,771,389
Series 2018-GS09, Class AS
4.141%(cc)	03/10/51	2,945	3,034,751
Hilton Orlando Trust,
Series 2018-ORL, Class A, 144A, 1 Month LIBOR + 0.770% (Cap N/A, Floor 0.770%)
1.475%(c)	12/15/34	6,790	5,821,535
Independence Plaza Trust,
Series 2018-INDP, Class B, 144A
3.911%	07/10/35	4,555	4,255,646
Series 2018-INDP, Class C, 144A
4.158%	07/10/35	10,025	9,082,801
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
1.405%(c)	01/15/33	1,525	1,387,459
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class B
4.341%(cc)	08/15/47	2,630	2,577,703
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	825	852,840
Series 2017-C34, Class C
4.185%(cc)	11/15/52	2,065	1,622,248
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class AS
4.031%(cc)	05/15/48	325	332,672
Series 2017-H01, Class AS
3.773%	06/15/50	3,875	3,899,617
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-H07, Class A4
3.261%	07/15/52	4,872	$ 5,153,289
MSCG Trust,
Series 2018-SELF, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.605%(c)	10/15/37	4,610	4,239,887
Palisades Center Trust,
Series 2016-PLSD, Class A, 144A
2.713%	04/13/33	6,255	6,015,814
RETL,
Series 2019-RVP, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.855%(c)	03/15/36	1,143	1,044,889
UBS Commercial Mortgage Trust,
Series 2017-C05, Class AS
3.777%(cc)	11/15/50	2,000	2,011,723
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class C
4.313%(cc)	07/15/58	545	463,102
Series 2016-C33, Class A3
3.162%	03/15/59	2,675	2,721,864
Series 2017-C38, Class AS
3.665%(cc)	07/15/50	1,804	1,802,955
Series 2019-C50, Class B
4.192%	05/15/52	1,895	1,761,367
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class AS
4.271%	03/15/47	2,775	2,848,207
Series 2014-C19, Class B
4.723%(cc)	03/15/47	969	970,730
Series 2014-C20, Class A4
3.723%	05/15/47	2,775	2,862,861
Worldwide Plaza Trust,
Series 2017-WWP, Class A, 144A
3.526%	11/10/36	4,105	3,983,572

Total Commercial Mortgage-Backed Securities (cost $204,009,020)			188,464,510
Convertible Bonds — 0.0%
Internet — 0.0%
MercadoLibre, Inc. (Argentina),
Sr. Unsec’d. Notes
2.000%	08/15/28	300	391,580
Pipelines — 0.0%
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	03/15/45	102	66,173

Total Convertible Bonds (cost $466,892)			457,753
Corporate Bonds — 14.9%
Advertising — 0.1%
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26(a)	1,325	1,364,400

A14

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Advertising (cont’d.)
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24(a)	2,113	$ 1,573,542
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27	2,895	2,479,749
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	5,825	5,892,568
			11,310,259
Aerospace & Defense — 0.1%
Moog, Inc.,
Gtd. Notes, 144A
4.250%	12/15/27	330	298,016
TransDigm, Inc.,
Gtd. Notes
7.500%	03/15/27(a)	756	733,859
Sr. Sec’d. Notes, 144A
6.250%	03/15/26(a)	4,185	4,165,281
			5,197,156
Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
5.800%	02/14/39	3,065	3,357,295
5.950%	02/14/49(a)	355	410,796
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25	4,500	4,421,533
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.750%	09/25/27	5,350	4,880,621
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20	5,615	5,603,613
MHP Lux SA (Ukraine),
Gtd. Notes, 144A
6.250%	09/19/29	1,285	1,069,640
Mriya Farming PLC (United Kingdom),
Sub. Notes, 144A, EMTN
2.000%(cc)	12/21/99^	158	2,355
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
3.250%	11/01/22	2,685	2,636,285
5.700%	08/15/35	208	228,446
6.150%	09/15/43	229	247,949
7.250%	06/15/37	610	714,795
			23,573,328
Airlines — 0.3%
Air Canada (Canada),
Gtd. Notes, 144A
7.750%	04/15/21	525	513,306
American Airlines 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
5.625%	07/15/22	57	56,678
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
American Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.375%	04/01/24	296	$ 276,691
American Airlines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	11/01/24	3,479	3,116,579
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	2,524	2,394,806
American Airlines 2016-3 Class B Pass-Through Trust,
Pass-Through Certificates
3.750%	04/15/27	2,560	2,045,886
American Airlines 2017-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.850%	08/15/29	1,207	928,117
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31	1,898	1,884,476
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	04/15/27	3,775	3,219,456
Azul Investments LLP (Brazil),
Gtd. Notes, 144A
5.875%	10/26/24(a)	2,775	1,578,690
Latam Finance Ltd. (Chile),
Gtd. Notes
7.000%	03/01/26	1,700	773,428
SriLankan Airlines Ltd. (Sri Lanka),
Gov’t. Gtd. Notes
7.000%	06/25/24	1,120	1,013,253
United Airlines 2019-2 Class A Pass-Through Trust,
Pass-Through Certificates
2.900%	11/01/29	1,290	1,246,803
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	805	687,856
United Airlines 2019-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.500%	11/01/29	1,335	1,035,654
United Airlines Holdings, Inc.,
Gtd. Notes
4.875%	01/15/25(a)	555	477,260
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26	1,316	1,302,470
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	1,419	1,418,040
Virgin Australia Holdings Ltd. (Australia),
Gtd. Notes, 144A
7.875%	10/15/21(a)	380	173,293
8.125%	11/15/24	735	349,341
			24,492,083

A15

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Apparel — 0.0%
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		290	$ 280,932
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.813%	10/12/21		5,680	5,423,483
5.085%	01/07/21(a)		2,156	2,070,203
5.750%	02/01/21		674	655,882
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43		230	182,395
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26		1,810	1,533,444
4.200%	03/01/21		300	288,607
4.300%	07/13/25		3,790	3,326,077
4.350%	04/09/25		1,745	1,510,926
5.250%	03/01/26		9,715	8,558,114
Sr. Unsec’d. Notes
5.100%	01/17/24		6,745	6,176,773
Hyundai Capital America,
Gtd. Notes, 144A
2.375%	02/10/23		3,740	3,530,396
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25(a)		2,275	2,130,374
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.850%	09/26/24(a)		2,275	2,144,544
3.200%	09/26/26(a)		13,965	13,242,934
4.625%	11/13/25		1,655	1,717,593
4.750%	11/13/28		3,770	3,817,452
				56,309,197
Auto Parts & Equipment — 0.1%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.,
Gtd. Notes, 144A
8.500%	05/15/27(a)		5,850	5,104,877
Sr. Sec’d. Notes, 144A
6.250%	05/15/26(a)		2,275	2,122,530
				7,227,407
Banks — 1.0%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25		3,865	3,712,030
Banco de Bogota SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.375%	08/03/27		13,000	11,813,849
Banco do Brasil SA (Brazil),
Jr. Sub. Notes
6.250%(ff)	—(rr)		2,800	2,196,411
9.000%(ff)	—(rr)		4,980	4,734,868
Banco Macro SA (Argentina),
Sr. Unsec’d. Notes, 144A
17.500%	05/08/22	ARS	3,700	23,646
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22	1,550	$ 1,510,219
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico),
Jr. Sub. Notes
8.500%(ff)	—(a)(rr)	1,500	1,477,923
Bank Leumi Le-Israel BM (Israel),
Sub. Notes, 144A
3.275%(ff)	01/29/31	2,000	1,832,413
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
2.496%(ff)	02/13/31	10,000	9,668,004
4.271%(ff)	07/23/29	1,685	1,825,553
Bank Tabungan Negara Persero Tbk PT (Indonesia),
Sub. Notes
4.200%	01/23/25	260	224,900
Barclays Bank PLC (United Kingdom),
Sub. Notes
5.140%	10/14/20	4,370	4,410,918
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.610%(ff)	02/15/23	5,240	5,294,842
Sr. Unsec’d. Notes, MTN
4.338%(ff)	05/16/24	2,155	2,164,906
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	04/10/24	5,305	5,238,771
Sub. Notes
5.125%(ff)	01/18/33	1,200	990,753
5.350%(ff)	11/12/29	600	542,522
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.125%	03/09/21	500	492,187
5.250%	03/07/25	540	526,305
Sub. Notes
6.125%	03/09/28	490	459,300
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes
7.125%(ff)	—(rr)	225	207,951
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
2.000%	09/08/21	2,400	2,364,878
3.001%(ff)	09/20/22	1,190	1,184,235
3.244%(ff)	12/20/25	2,030	1,881,862
3.875%	09/12/23	5	4,929
5.375%	01/12/24	3,450	3,626,011
Sr. Unsec’d. Notes, 144A, MTN
2.700%	03/02/22	2,455	2,433,087
DNB Bank ASA (Norway),
Jr. Sub. Notes
6.500%(ff)	—(rr)	330	299,918
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	—(rr)	1,400	1,184,129

A16

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
First Abu Dhabi Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
5.250%(ff)	—(rr)	6,300	$ 5,853,810
FirstRand Bank Ltd. (South Africa),
Sub. Notes
6.250%(ff)	04/23/28	1,000	895,599
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.691%(ff)	06/05/28	3,450	3,533,507
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.292%(ff)	09/12/26	365	381,277
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	—(rr)	655	610,679
6.500%(ff)	—(rr)	850	803,399
NBK Tier 1 Financing 2 Ltd. (Kuwait),
Gtd. Notes, 144A
4.500%(ff)	—(rr)	1,445	1,365,711
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23	4,060	4,098,347
Sub. Notes
5.125%	05/28/24	3,190	3,234,660
6.125%	12/15/22	105	108,433
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.571%	01/10/23	3,845	3,830,764
Standard Chartered PLC (United Kingdom),
Jr. Sub. Notes, 144A
7.500%(ff)	—(rr)	785	762,607
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.879%(ff)	10/30/30	3,565	3,494,149
			101,300,262
Building Materials — 0.3%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	580	594,124
3.750%	05/01/28	7,560	8,247,013
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes
5.450%	11/19/29	700	570,644
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	4,475	4,966,049
PGT Innovations, Inc.,
Gtd. Notes, 144A
6.750%	08/01/26	2,820	2,685,011
St. Marys Cement, Inc. (Brazil),
Gtd. Notes
5.750%	01/28/27	455	432,594
Gtd. Notes, 144A
5.750%	01/28/27	6,500	6,179,914
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
6.500%	03/15/27		2,360	$ 2,208,370
				25,883,719
Chemicals — 0.4%
Blue Cube Spinco LLC,
Gtd. Notes
10.000%	10/15/25		650	680,669
Braskem Finance Ltd. (Brazil),
Gtd. Notes
7.375%	—(a)(rr)		2,678	2,271,760
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.625%	03/14/23		6,415	6,623,355
CNRC Capitale Ltd. (China),
Gtd. Notes
3.900%(ff)	—(rr)		500	489,695
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23		875	691,590
Element Solutions, Inc.,
Gtd. Notes, 144A
5.875%	12/01/25(a)		2,320	2,269,007
Equate Petrochemical BV (Kuwait),
Gtd. Notes
3.000%	03/03/22		2,070	1,992,646
Gtd. Notes, EMTN
4.250%	11/03/26		9,360	8,887,187
Israel Chemicals Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
6.375%	05/31/38		8,400	9,181,268
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/26	EUR	325	279,596
7.000%	04/15/25(a)		1,600	1,419,428
Neon Holdings, Inc.,
Sr. Sec’d. Notes, 144A
10.125%	04/01/26		695	635,390
OCI NV (Netherlands),
Sr. Sec’d. Notes, 144A
6.625%	04/15/23		3,590	3,403,767
PQ Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/22		370	376,276
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
4.450%	12/03/25		4,730	4,980,732
				44,182,366
Commercial Services — 0.3%
ADT Security Corp. (The),
Sr. Sec’d. Notes
6.250%	10/15/21(a)		505	494,185
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26(a)		1,990	1,961,354

A17

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27	1,605	$ 1,511,455
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24	1,550	1,493,793
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
6.375%	04/01/24	763	622,538
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25	230	224,729
Hertz Corp. (The),
Gtd. Notes, 144A
7.125%	08/01/26	1,405	743,858
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23	870	885,837
Korn Ferry,
Gtd. Notes, 144A
4.625%	12/15/27	1,925	1,680,699
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25	2,300	2,285,822
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26	740	725,248
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26(a)	5,955	6,323,938
Sr. Sec’d. Notes, 144A
6.250%	05/15/26(a)	680	711,195
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21	350	362,402
ServiceMaster Co. LLC (The),
Gtd. Notes, 144A
5.125%	11/15/24(a)	1,865	1,841,477
TransJamaican Highway Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A
5.750%	10/10/36	465	449,768
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27	1,255	1,287,491
4.125%	02/02/26	3,405	3,668,103
United Rentals North America, Inc.,
Gtd. Notes
6.500%	12/15/26	160	162,603
WW International, Inc.,
Gtd. Notes, 144A
8.625%	12/01/25(a)	1,365	1,169,530
			28,606,025
Computers — 0.0%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26	460	402,913
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
Dell, Inc.,
Sr. Unsec’d. Notes
6.500%	04/15/38	535	$ 512,576
Presidio Holdings, Inc.,
Gtd. Notes, 144A
8.250%	02/01/28(a)	855	753,469
Sr. Sec’d. Notes, 144A
4.875%	02/01/27	395	348,726
			2,017,684
Cosmetics/Personal Care — 0.0%
Avon International Operations, Inc. (United Kingdom),
Sr. Sec’d. Notes, 144A
7.875%	08/15/22	825	747,605
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28	50	45,680
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25(a)	1,185	1,109,047
HD Supply, Inc.,
Gtd. Notes, 144A
5.375%	10/15/26	1,315	1,277,352
IAA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	06/15/27	1,230	1,190,183
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27	1,045	969,157
Univar Solutions USA, Inc.,
Gtd. Notes, 144A
5.125%	12/01/27	2,230	1,976,585
			6,568,004
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	01/15/25	445	382,583
4.625%	07/01/22	7,415	6,365,526
4.875%	01/16/24(a)	1,140	979,131
Ally Financial, Inc.,
Sr. Unsec’d. Notes
5.125%	09/30/24	225	221,467
Sub. Notes
5.750%	11/20/25	1,270	1,242,927
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	8,460	6,666,376
4.375%	05/01/26	2,395	1,918,482
5.125%	10/01/23	5,675	4,703,112
5.250%	05/15/24	2,080	1,676,600
5.500%	01/15/23	565	506,094
Banco BTG Pactual SA (Brazil),
Sub. Notes
7.750%(ff)	02/15/29	1,400	1,171,415

A18

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	15,811	$ 15,480,330
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	365	360,518
4.250%	04/30/25(a)	4,470	4,504,758
CSN Islands XI Corp. (Brazil),
Gtd. Notes, 144A
6.750%	01/28/28	600	387,281
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5,145	5,082,537
4.100%	02/09/27	9,100	8,788,385
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	9,000	9,722,962
GTLK Europe DAC (Russia),
Gtd. Notes
5.125%	05/31/24	1,400	1,319,624
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25(a)	1,070	1,027,505
Navient Corp.,
Sr. Unsec’d. Notes
6.750%	06/25/25(a)	375	343,068
7.250%	09/25/23	695	681,287
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	1,300	1,230,508
7.250%	01/25/22	55	54,326
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23	740	616,548
5.250%	08/15/22	2,150	1,899,146
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.250%	01/15/28	485	471,616
5.750%	05/01/25	1,155	1,149,115
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.100%	07/16/23	205	143,407
Springleaf Finance Corp.,
Gtd. Notes
6.125%	03/15/24	300	296,077
6.625%	01/15/28	275	259,655
7.125%	03/15/26	510	501,929
8.250%	10/01/23	505	503,697
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24	855	828,297
4.375%	03/19/24	1,155	1,137,967
Tarjeta Naranja SA (Argentina),
Sr. Unsec’d. Notes, 144A, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.500% (Cap N/A, Floor 15.000%)
42.083%(c)	04/11/22	1,825	326,166
			82,950,422
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric — 1.4%
AC Energy Finance International Ltd. (Philippines),
Gtd. Notes
5.650%	—(rr)	1,111	$ 1,081,727
AES Corp.,
Sr. Unsec’d. Notes
5.125%	09/01/27(a)	1,590	1,596,049
6.000%	05/15/26	1,385	1,393,786
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	2,260	2,347,059
4.350%	08/01/28	3,535	3,868,811
CA La Electricidad de Caracas (Venezuela),
Sr. Unsec’d. Notes
8.500%	04/10/18(d)	900	45,000
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28(a)	1,420	1,308,317
Clearway Energy Operating LLC,
Gtd. Notes
5.750%	10/15/25	960	951,271
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35	2,423	2,254,081
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	585	557,586
Drax Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.625%	11/01/25	705	706,026
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25	140	139,677
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26(a)	12,075	11,360,753
Enel Chile SA (Chile),
Sr. Unsec’d. Notes
4.875%	06/12/28(a)	5,400	5,334,363
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.750%	04/06/23	7,395	7,183,523
3.625%	05/25/27	5,195	5,239,690
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes
7.125%	02/11/25	8,450	5,995,930
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
3.900%	07/15/27	15,015	15,175,171
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	5,520	5,715,832
Instituto Costarricense de Electricidad (Costa Rica),
Sr. Unsec’d. Notes
6.375%	05/15/43	200	121,843
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	4,995	5,030,621

A19

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Lamar Funding Ltd. (Oman),
Gtd. Notes
3.958%	05/07/25	1,500	$ 1,082,217
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes
5.125%	05/07/29	600	503,412
Sr. Sec’d. Notes, 144A
5.125%	05/07/29	775	650,240
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24	715	705,054
4.500%	09/15/27(a)	1,600	1,569,790
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	1,795	1,817,396
6.625%	01/15/27	1,865	1,933,021
7.250%	05/15/26(a)	2,160	2,298,172
Gtd. Notes, 144A
5.250%	06/15/29(a)	925	952,366
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	630	622,665
4.450%	06/15/29	2,055	2,043,384
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
3.875%	07/17/29	2,265	2,113,205
4.875%	07/17/49	440	419,947
6.250%	01/25/49	745	803,576
Sr. Unsec’d. Notes, 144A, MTN
4.375%	02/05/50	320	283,931
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27	2,100	2,044,320
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36	740	859,567
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27	1,586	1,541,669
3.400%	02/01/28	6,380	6,473,990
3.800%	02/01/38	1,135	1,077,402
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes
4.375%	05/22/43	1,605	1,965,964
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes
4.125%	05/07/24	1,600	1,710,271
4.850%	05/07/44	1,200	1,562,393
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes
2.875%	05/18/26	750	782,177
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	1,370	1,346,073
Vistra Energy Corp.,
Gtd. Notes, 144A
8.125%	01/30/26	3,195	3,319,780
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	990	$ 1,004,439
5.500%	09/01/26	975	1,004,845
5.625%	02/15/27	1,335	1,376,293
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	6,850	6,444,248
3.700%	01/30/27(a)	4,845	4,308,222
4.300%	07/15/29	6,225	5,531,631
			137,558,776
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
6.375%	07/15/26(a)	1,275	1,287,599
7.750%	01/15/27(a)	2,250	2,323,362
			3,610,961
Electronics — 0.2%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25	4,035	3,936,278
Avnet, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/21	4,845	4,888,314
4.625%	04/15/26	2,135	2,129,842
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27	1,862	1,959,787
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
3.300%	09/15/29	4,230	3,972,303
			16,886,524
Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes
5.625%	05/18/36(a)	500	603,090
CCCI Treasure Ltd. (China),
Gtd. Notes
3.500%(ff)	—(rr)	1,260	1,255,846
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47	13,021	10,980,029
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	1,600	1,349,209
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	1,250	1,150,744
			15,338,918
Entertainment — 0.2%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25(a)	1,030	437,522
5.875%	11/15/26(a)	1,750	728,566
6.125%	05/15/27(a)	285	118,770

A20

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Cedar Fair LP,
Gtd. Notes, 144A
5.250%	07/15/29	1,280	$ 1,091,579
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24(a)	470	420,856
5.375%	04/15/27(a)	760	649,789
Churchill Downs, Inc.,
Gtd. Notes, 144A
5.500%	04/01/27(a)	1,635	1,542,134
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25	950	851,464
6.000%	09/15/26	1,455	1,315,368
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22	360	332,820
6.500%	02/15/25	265	233,754
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
6.375%	02/01/24(a)	950	837,410
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27(a)	735	657,812
Scientific Games International, Inc.,
Gtd. Notes, 144A
7.000%	05/15/28	1,760	1,090,459
7.250%	11/15/29(a)	1,845	1,159,587
8.250%	03/15/26(a)	2,490	1,594,378
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Canada),
Gtd. Notes, 144A
7.000%	07/15/26	3,155	2,989,070
			16,051,338
Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	06/01/26	1,653	1,623,712
8.500%	05/01/27(a)	956	960,607
			2,584,319
Foods — 0.3%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
6.625%	06/15/24	2,450	2,487,720
Gtd. Notes, 144A
4.625%	01/15/27(a)	430	427,683
4.875%	02/15/30	785	777,101
5.875%	02/15/28(a)	1,525	1,553,374
7.500%	03/15/26	2,160	2,330,482
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25(a)	740	738,773
BRF SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/24/30	9,000	7,570,231
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25(a)	975	$ 861,479
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg),
Gtd. Notes, 144A
5.625%	08/15/26(a)	865	713,420
Health & Happiness H&H International Holdings Ltd. (China),
Sec’d. Notes
5.625%	10/24/24	400	374,229
Kraft Heinz Foods Co.,
Gtd. Notes
6.875%	01/26/39(a)	270	309,482
Minerva Luxembourg SA (Brazil),
Gtd. Notes, 144A
6.500%	09/20/26	2,050	1,895,433
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29	55	53,570
Sigma Finance Netherlands BV (Mexico),
Gtd. Notes
4.875%	03/27/28(a)	5,200	5,007,574
Sigma Holdco BV (Netherlands),
Gtd. Notes, 144A
7.875%	05/15/26(a)	1,045	939,966
			26,040,517
Forest Products & Paper — 0.0%
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.750%	07/15/23	755	725,542
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes, 144A
4.200%	01/29/30	840	715,125
Mercer International, Inc. (Germany),
Sr. Unsec’d. Notes
5.500%	01/15/26(a)	550	425,001
6.500%	02/01/24	280	237,798
Suzano Austria GmbH (Brazil),
Gtd. Notes
6.000%	01/15/29	1,100	1,025,449
			3,128,915
Gas — 0.1%
NiSource, Inc.,
Jr. Sub. Notes
5.650%(ff)	—(rr)	815	702,726
Perusahaan Gas Negara Persero Tbk (Indonesia),
Sr. Unsec’d. Notes, 144A
5.125%	05/16/24	6,000	5,879,110
			6,581,836
Hand/Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
9.000%	02/15/23(a)	730	469,497

A21

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Hand/Machine Tools (cont’d.)
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24	1,015	$ 980,953
6.375%	02/15/26	2,065	1,990,435
			3,440,885
Healthcare-Products — 0.1%
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24(a)	1,871	1,961,547
Sr. Unsec’d. Notes, 144A
9.000%	10/01/25(a)	10,431	10,974,931
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes, 144A
12.500%	11/01/21	1,135	1,139,013
			14,075,491
Healthcare-Services — 0.3%
Centene Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	12/15/27(a)	1,700	1,711,250
4.625%	12/15/29(a)	3,430	3,447,150
5.250%	04/01/25(a)	1,445	1,467,976
5.375%	08/15/26	660	673,236
DaVita, Inc.,
Gtd. Notes
5.125%	07/15/24	1,080	1,072,649
Envision Healthcare Corp.,
Gtd. Notes, 144A
8.750%	10/15/26	1,305	316,460
HCA, Inc.,
Gtd. Notes
5.375%	09/01/26(a)	1,135	1,169,409
5.625%	09/01/28	330	348,310
5.875%	02/01/29(a)	1,000	1,056,786
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22	1,785	1,828,403
LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27(a)	735	700,862
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23	1,670	1,359,467
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/22(a)	1,310	1,302,262
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26(a)	3,135	3,005,474
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27(a)	555	541,058
Sr. Unsec’d. Notes
6.875%	11/15/31	560	470,545
8.125%	04/01/22(a)	1,830	1,728,641
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.450%	12/15/48	3,350	$ 4,091,555
			26,291,493
Home Builders — 0.0%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23	735	719,979
Home Furnishings — 0.0%
Controladora Mabe SA de CV (Mexico),
Gtd. Notes, 144A
5.600%	10/23/28	395	376,298
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26(a)	530	469,626
5.625%	10/15/23(a)	705	652,539
			1,498,463
Household Products/Wares — 0.0%
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.125%	01/15/28	230	230,011
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	480	452,212
			682,223
Housewares — 0.0%
Turkiye Sise ve Cam Fabrikalari A/S (Turkey),
Gtd. Notes, 144A
6.950%	03/14/26	1,495	1,364,253
Insurance — 0.4%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	02/15/24	2,080	2,042,849
Sr. Unsec’d. Notes, 144A
10.125%	08/01/26(a)	3,125	3,025,390
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	720	731,163
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28	6,225	6,573,725
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/27	1,400	1,323,148
AmWINS Group, Inc.,
Gtd. Notes, 144A
7.750%	07/01/26	2,120	2,090,611
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	6,265	6,515,618
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28	6,985	6,911,492

A22

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
4.500%	08/15/28	2,475	$ 2,819,323
GTCR AP Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/27(a)	2,030	1,865,493
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/26(a)	1,865	1,847,578
USI, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/25	115	108,486
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	6,405	6,520,313
			42,375,189
Internet — 0.4%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.875%	07/06/22(a)	8,965	9,089,707
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	2,675	2,678,328
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27(a)	1,680	1,565,475
Match Group, Inc.,
Sr. Unsec’d. Notes
6.375%	06/01/24	1,300	1,329,389
Sr. Unsec’d. Notes, 144A
5.625%	02/15/29	1,590	1,517,228
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24(a)	2,010	2,134,343
5.875%	11/15/28(a)	2,715	2,919,567
6.375%	05/15/29	3,050	3,362,708
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29(a)	1,900	1,986,514
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.800%	02/11/25	12,980	13,854,669
Uber Technologies, Inc.,
Gtd. Notes, 144A
7.500%	09/15/27	980	967,692
8.000%	11/01/26	1,820	1,812,818
VeriSign, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25(a)	1,045	1,068,261
			44,286,699
Investment Companies — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27	620	572,725
6.250%	05/15/26(a)	1,119	1,055,563
			1,628,288
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel — 0.1%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27(a)	2,490	$ 2,073,507
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25	1,010	932,287
CSN Resources SA (Brazil),
Gtd. Notes
7.625%	02/13/23	1,625	1,130,335
7.625%	04/17/26(a)	370	244,173
Gtd. Notes, 144A
7.625%	02/13/23(a)	400	278,236
GUSAP III LP (Brazil),
Gtd. Notes
4.250%	01/21/30	1,150	1,010,836
			5,669,374
Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26	925	798,486
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30(a)	1,945	1,683,131
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27	115	109,236
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	1,025	922,223
3.500%	08/18/26	1,680	1,539,537
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26	1,530	1,318,344
Melco Resorts Finance Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
5.375%	12/04/29	260	221,000
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23(a)	1,200	1,148,966
			7,740,923
Machinery-Diversified — 0.0%
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24	1,225	1,194,080
5.875%	08/15/26(a)	1,250	1,199,857
Tennant Co.,
Gtd. Notes
5.625%	05/01/25	945	909,596
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24	1,090	926,700
			4,230,233

A23

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media — 0.9%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28	1,845	$ 1,655,312
7.500%	05/15/26	1,760	1,714,159
Altice Finco SA (Luxembourg),
Sec’d. Notes, 144A, MTN
7.625%	02/15/25	1,100	1,050,088
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	2,445	2,398,031
4.500%	05/01/32	970	945,251
5.000%	02/01/28(a)	2,775	2,785,523
5.125%	05/01/27	1,100	1,106,220
5.375%	06/01/29	2,785	2,867,023
5.750%	02/15/26(a)	425	433,070
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35	750	891,547
6.484%	10/23/45	875	1,068,975
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24(a)	2,980	2,561,880
Comcast Corp.,
Gtd. Notes
3.250%	11/01/39	6,715	7,032,317
3.300%	04/01/27	7,000	7,452,819
3.900%	03/01/38	1,550	1,744,740
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26	700	723,386
6.500%	02/01/29(a)	4,230	4,560,594
6.625%	10/15/25	800	840,944
Sr. Unsec’d. Notes, 144A
7.750%	07/15/25	2,275	2,362,615
10.875%	10/15/25	6,445	6,958,932
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	940	627,727
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	790	641,845
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24	145	140,955
7.750%	07/01/26(a)	1,960	2,014,623
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	155	154,758
GCI LLC,
Sr. Unsec’d. Notes
6.875%	04/15/25	675	665,156
Sr. Unsec’d. Notes, 144A
6.625%	06/15/24	930	919,314
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.843%	06/08/25	7,500	6,838,473
5.125%	03/31/27	600	541,687
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Sr. Unsec’d. Notes, 144A
4.875%	01/22/30	660	$ 576,553
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27(a)	5,405	4,633,640
Sr. Sec’d. Notes
6.375%	05/01/26	450	428,898
LCPR Senior Secured Financing DAC,
Sr. Sec’d. Notes, 144A
6.750%	10/15/27(a)	415	414,117
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	740	727,103
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/23	1,613	1,455,210
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	07/15/24(a)	1,605	1,628,150
5.375%	07/15/26(a)	1,240	1,255,152
5.500%	07/01/29(a)	3,525	3,593,472
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	920	924,350
Gtd. Notes, 144A
5.125%	04/15/27	1,390	1,411,923
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25	1,565	1,526,501
6.000%	10/15/24	1,455	1,407,215
Ziggo Bond Co. BV (Netherlands),
Gtd. Notes, 144A
5.125%	02/28/30(a)	435	419,949
Sr. Unsec’d. Notes, 144A
6.000%	01/15/27	3,077	3,005,086
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	266	266,000
			87,371,283
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A
5.000%	09/30/27	745	664,249
HTA Group Ltd. (Congo (Democratic Republic)),
Gtd. Notes
9.125%	03/08/22	850	793,877
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23	348	343,901
			1,802,027
Mining — 0.5%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.125%	05/15/28(a)	1,305	1,207,298
6.750%	09/30/24	400	387,421

A24

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
7.000%	09/30/26	2,395	$ 2,225,419
Aleris International, Inc.,
Sec’d. Notes, 144A
10.750%	07/15/23	1,515	1,501,243
ALROSA Finance SA (Russia),
Gtd. Notes
4.650%	04/09/24	780	786,281
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24	1,000	940,150
4.125%	09/27/22	1,240	1,211,331
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28(a)	1,755	1,800,932
Compass Minerals International, Inc.,
Gtd. Notes, 144A
6.750%	12/01/27	1,100	992,718
Constellium SE,
Gtd. Notes, 144A
5.750%	05/15/24	710	633,585
6.625%	03/01/25(a)	2,425	2,182,550
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.000%	09/30/29	13,965	12,889,379
3.625%	08/01/27	1,745	1,710,911
3.700%	01/30/50	1,900	1,648,130
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
5.125%	03/15/23	560	558,880
5.125%	05/15/24	1,020	1,012,587
Freeport-McMoRan, Inc.,
Gtd. Notes
5.400%	11/14/34(a)	3,685	3,384,221
5.450%	03/15/43	560	501,656
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	1,490	1,311,333
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
7.250%	01/15/23	680	622,029
7.625%	01/15/25(a)	2,990	2,601,301
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/22	845	784,021
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25(a)	1,030	958,662
Nexa Resources SA (Peru),
Gtd. Notes
5.375%	05/04/27	900	688,516
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30(a)	1,600	1,434,604
Petropavlovsk 2016 Ltd. (Russia),
Gtd. Notes
8.125%	11/14/22	800	769,407
			44,744,565
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Jr. Sub. Notes, Series D
5.000%(ff)	—(a)(rr)	4,140	$ 3,383,766
Oil & Gas — 1.1%
ADES International Holding PLC (Saudi Arabia),
Sr. Sec’d. Notes
8.625%	04/24/24	200	198,525
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22(a)	1,315	708,714
Bruin E&P Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/23	285	25,395
Callon Petroleum Co.,
Gtd. Notes
6.250%	04/15/23	315	75,277
8.250%	07/15/25	2,554	459,263
Chesapeake Energy Corp.,
Sec’d. Notes, 144A
11.500%	01/01/25	162	25,931
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24	1,275	1,051,823
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes
4.500%	10/03/23	1,110	1,190,522
Gtd. Notes, 144A
4.500%	10/03/23	1,940	2,080,732
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	3,125	3,304,349
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24	975	1,049,837
Cosan Overseas Ltd. (Brazil),
Gtd. Notes
8.250%	—(rr)	520	463,918
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25	270	136,317
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26(a)	4,190	2,971,871
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	1,435	969,783
EQT Corp.,
Sr. Unsec’d. Notes
6.125%	02/01/25(a)	1,355	1,020,543
7.000%	02/01/30	735	546,935
HPCL-Mittal Energy Ltd. (India),
Sr. Unsec’d. Notes
5.250%	04/28/27	550	408,821
Jagged Peak Energy LLC,
Gtd. Notes
5.875%	05/01/26	2,895	2,168,332

A25

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
6.375%	10/24/48		1,880	$ 1,866,715
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26		2,965	1,587,633
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26(a)		3,611	1,058,319
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26		465	157,370
7.500%	01/15/28		895	244,625
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.125%	02/15/22		20	14,687
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/27		1,230	867,160
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42		300	312,391
Sr. Unsec’d. Notes, 144A, MTN
6.450%	05/30/44		1,645	1,802,773
Sr. Unsec’d. Notes, EMTN
5.625%	05/20/43		9,300	9,350,949
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.625%	05/20/43		285	259,480
6.750%	01/27/41		140	136,183
6.850%	06/05/2115		2,400	2,276,478
7.375%	01/17/27		6,480	6,639,747
8.750%	05/23/26		13,390	14,450,450
Petroleos de Venezuela SA (Venezuela),
First Lien
8.500%	10/27/20		2,475	386,719
First Lien, 144A
8.500%	10/27/20		1,076	168,047
Sr. Unsec’d. Notes
5.375%	04/12/27(d)		5,670	340,200
6.000%	05/16/24(d)		19,015	1,140,900
6.000%	11/15/26(d)		6,600	396,000
9.000%	11/17/21(d)		37,670	2,260,200
9.750%	05/17/35(d)		1,875	112,500
12.750%	02/17/22(d)		5,195	311,700
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44		600	371,668
5.625%	01/23/46		14,360	8,758,086
6.375%	02/04/21		1,800	1,309,596
6.500%	06/02/41		18,252	11,643,202
7.190%	09/12/24	MXN	3,700	127,985
Gtd. Notes, 144A
6.840%	01/23/30		1,685	1,217,600
Range Resources Corp.,
Gtd. Notes, 144A
9.250%	02/01/26(a)		1,580	970,586
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.500%	04/16/29	1,300	$ 1,286,364
4.250%	04/16/39	800	792,227
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25	2,135	1,180,120
6.750%	05/01/23	665	476,280
6.875%	06/30/23	450	308,299
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
3.500%	10/17/49	610	549,083
Trinidad Petroleum Holdings Ltd. (Trinidad & Tobago),
Sr. Sec’d. Notes, 144A
9.750%	06/15/26	300	289,289
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25	4,520	4,586,092
3.700%	09/15/26	3,608	3,851,482
3.700%	03/15/28	4,041	4,101,873
4.500%	03/04/29	3,850	3,495,800
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	10/15/27	955	525,333
8.250%	08/01/23(a)	1,330	976,179
YPF SA (Argentina),
Sr. Unsec’d. Notes
8.500%	07/28/25	795	413,326
8.750%	04/04/24	640	361,021
Sr. Unsec’d. Notes, 144A, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.000% (Cap N/A, Floor 18.000%)
44.438%(c)	07/07/20	435	78,153
			112,667,758
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.250%	04/01/28(a)	525	370,104
6.875%	04/01/27	1,050	744,550
CSI Compressco LP/CSI Compressco Finance, Inc.,
Gtd. Notes
7.250%	08/15/22	170	84,454
Exterran Energy Solutions LP/EES Finance Corp.,
Gtd. Notes
8.125%	05/01/25	2,140	1,388,444
Poinsettia Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.625%	06/17/31	400	393,418
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	09/01/27	925	586,464
			3,567,434
Packaging & Containers — 0.1%
Cascades, Inc./Cascades USA, Inc. (Canada),
Gtd. Notes, 144A
5.125%	01/15/26(a)	1,125	1,088,520

A26

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
5.375%	01/15/28	560	$ 534,601
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26	100	108,551
Mauser Packaging Solutions Holding Co.,
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25(a)	1,140	879,288
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25(a)	500	507,560
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Gtd. Notes, 144A
7.000%	07/15/24(a)	1,095	1,114,589
Trivium Packaging Finance BV (Netherlands),
Gtd. Notes, 144A
8.500%	08/15/27(a)	3,265	3,282,413
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	925	922,307
			8,437,829
Pharmaceuticals — 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/14/28	9,000	9,679,410
Sr. Unsec’d. Notes, 144A
2.950%	11/21/26(a)	5,835	5,970,773
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	3,585	3,747,908
9.250%	04/01/26(a)	1,000	1,052,599
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
7.250%	05/30/29	1,680	1,745,531
9.000%	12/15/25(a)	1,890	1,991,539
Sr. Sec’d. Notes, 144A
5.750%	08/15/27(a)	485	499,774
7.000%	03/15/24(a)	815	835,675
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.875%	12/15/23	8,445	8,658,695
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27	10,934	11,104,570
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
5.250%	08/15/43	5,922	8,088,881
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	3,410	3,505,897
4.500%	11/15/44	770	708,908
4.900%	09/15/45	3,525	3,638,250
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	6,520	6,994,340
Gtd. Notes, 144A
3.400%	03/01/27	575	585,974
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.500%	02/25/26	5,190	$ 5,586,112
CVS Health Corp.,
Sr. Unsec’d. Notes
4.250%	04/01/50	8,000	8,286,356
5.125%	07/20/45	140	160,529
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.900%	12/15/24	4,510	4,329,922
4.375%	03/15/26	2,305	2,371,310
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes, 144A
7.125%	01/31/25(a)	2,755	2,726,245
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	05/15/27	580	586,806
			92,856,004
Pipelines — 0.7%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.200%	03/23/25	3,760	4,005,821
4.250%	07/15/27	2,600	2,850,968
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23	1,320	1,140,456
4.450%	07/15/27	1,330	995,827
5.950%	06/01/26(a)	6,820	6,195,123
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	1,375	1,180,896
3.302%	01/15/35	1,505	1,307,212
3.701%	01/15/39	1,120	967,856
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	1,110	993,497
7.000%	06/30/24	3,615	3,171,699
Sr. Sec’d. Notes, 144A
3.700%	11/15/29(a)	3,585	2,724,684
DCP Midstream LP,
Jr. Sub. Notes, Series A
7.375%(ff)	—(rr)	1,090	243,756
DCP Midstream Operating LP,
Gtd. Notes
8.125%	08/16/30	750	450,073
Gtd. Notes, 144A
6.450%	11/03/36	250	119,954
6.750%	09/15/37	1,035	514,215
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25(a)	1,375	1,165,802
4.500%	04/15/24	955	866,180
4.950%	06/15/28(a)	1,480	1,246,735
5.000%	05/15/50(a)	680	524,894
5.250%	04/15/29	2,165	1,831,526
5.500%	06/01/27(a)	2,225	1,949,167
5.875%	01/15/24	2,575	2,507,651
6.000%	06/15/48	5,460	4,537,332

A27

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.250%	04/15/49	2,070	$ 1,752,020
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24	690	346,966
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23	535	559,490
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
7.500%	11/01/23	3,305	1,149,049
7.500%	04/15/26	1,900	666,670
NuStar Logistics LP,
Gtd. Notes
6.000%	06/01/26(a)	1,040	770,369
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	03/22/30	1,250	737,479
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.850%	01/31/23	995	800,765
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27	5,460	4,724,912
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22(a)	500	109,526
5.750%	04/15/25(a)	745	92,471
Summit Midstream Partners LP,
Jr. Sub. Notes, Series A
9.500%(ff)	—(rr)	330	4,718
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	1,555	856,966
6.000%	03/01/27(a)	990	524,896
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.500%	07/15/27(a)	3,010	2,568,987
6.875%	01/15/29(a)	480	387,792
Gtd. Notes, 144A
5.500%	03/01/30(a)	2,660	2,058,948
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	1,565	1,435,933
4.600%	03/15/48	2,165	2,069,059
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.900%	01/15/25	2,630	2,359,433
4.000%	09/15/25	985	869,865
4.300%	03/04/24	415	377,783
			66,715,421
Real Estate — 0.1%
China Evergrande Group (China),
Sr. Sec’d. Notes
8.250%	03/23/22	400	323,896
9.500%	04/11/22	800	653,460
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate (cont’d.)
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
6.000%	07/16/25	1,409	$ 1,244,082
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
4.750%	01/17/23	1,100	1,035,149
8.000%	01/27/24	650	664,367
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25	1,390	1,344,737
IRSA Propiedades Comerciales SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.750%	03/23/23(a)	1,350	975,970
Kaisa Group Holdings Ltd. (China),
Sr. Sec’d. Notes
8.500%	06/30/22	1,200	993,005
Theta Capital Pte Ltd. (Indonesia),
Gtd. Notes
8.125%	01/22/25	2,100	1,562,978
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
6.750%	07/16/23	1,390	1,264,679
			10,062,323
Real Estate Investment Trusts (REITs) — 1.1%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	12/15/29(a)	2,695	2,504,069
3.950%	01/15/27	3,756	3,799,449
American Campus Communities Operating Partnership LP,
Gtd. Notes
2.850%	02/01/30(a)	5,965	5,601,852
3.300%	07/15/26	2,560	2,524,244
3.625%	11/15/27	2,210	2,259,862
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26	6,240	5,989,514
3.650%	02/01/26	4,870	4,878,407
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	1,849	1,707,968
3.850%	02/01/25	665	652,925
3.900%	03/15/27	6,003	5,815,240
4.125%	06/15/26	3,075	3,212,005
4.125%	05/15/29	3,735	3,826,028
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	9,945	9,989,657
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.300%	07/01/30	825	818,227
4.150%	07/01/50	390	385,710
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27	5,065	5,157,035
3.875%	05/01/24	457	476,686

A28

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	990	$ 876,772
5.250%	06/01/25	1,355	1,255,861
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
5.250%	07/15/24	1,700	1,648,892
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.250%	07/15/26	530	522,733
3.500%	07/15/29	595	581,820
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.200%	06/15/21	437	442,318
4.125%	03/15/28	1,310	1,348,960
Kilroy Realty LP,
Gtd. Notes
4.375%	10/01/25	3,540	3,825,295
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/21	815	684,389
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.750%	02/01/27	695	624,943
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
6.375%	03/01/24	975	984,142
Ryman Hospitality Properties, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27(a)	1,805	1,347,136
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	02/15/27(a)	505	506,753
SBA Tower Trust,
Asset-Backed, 144A
2.836%	01/15/50	3,865	3,934,933
3.168%	04/09/47	5,850	5,816,981
3.448%	03/15/48	4,300	4,494,221
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21	1,050	961,301
VEREIT Operating Partnership LP,
Gtd. Notes
3.950%	08/15/27	6,616	6,238,998
4.600%	02/06/24	8,075	8,058,472
4.875%	06/01/26	1,030	991,712
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.625%	12/01/29	515	468,471
			105,213,981
Retail — 0.1%
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25	1,100	901,841
8.500%	10/30/25	305	271,277
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.000%	06/01/24	1,300	$ 1,271,453
L Brands, Inc.,
Gtd. Notes
6.694%	01/15/27	240	173,499
7.500%	06/15/29	485	385,474
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	2,360	2,267,205
5.125%	07/02/22(a)	6,870	5,756,100
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43	1,143	969,426
6.875%	11/15/37	374	359,515
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	520	488,829
			12,844,619
Semiconductors — 0.2%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.500%	08/15/22	985	1,055,424
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	3,260	3,298,879
4.640%	02/06/24	5,940	6,105,410
4.663%	02/15/30(a)	360	376,516
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.350%	03/01/26	1,660	1,762,660
Qorvo, Inc.,
Gtd. Notes
5.500%	07/15/26	1,410	1,472,855
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	2,975	2,911,267
			16,983,011
Software — 0.1%
Ascend Learning LLC,
Sr. Unsec’d. Notes, 144A
6.875%	08/01/25	1,980	1,844,868
CDK Global, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/26	80	84,644
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/26	1,195	1,200,326
MSCI, Inc.,
Gtd. Notes, 144A
3.625%	09/01/30(a)	350	333,918
4.000%	11/15/29	670	665,414
Oracle Corp.,
Sr. Unsec’d. Notes
2.800%	04/01/27	1,565	1,595,078
2.950%	04/01/30	2,000	2,012,900

A29

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24(a)	4,049	$ 3,965,955
			11,703,103
Storage/Warehousing — 0.0%
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24	1,365	1,306,689
Telecommunications — 0.7%
Altice France Holding SA (Luxembourg),
Gtd. Notes, 144A
6.000%	02/15/28(a)	2,070	1,804,546
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	5,422	5,730,994
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	2,215	2,234,589
8.125%	02/01/27(a)	2,940	3,063,649
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24	800	669,228
British Telecommunications PLC (United Kingdom),
Gtd. Notes, 144A
3.250%	11/08/29(a)	1,595	1,554,478
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	735	632,100
Connect Finco SARL/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26(a)	1,345	1,116,137
Crown Castle Towers LLC,
Asset-Backed, 144A
3.222%	05/15/42	415	415,123
3.663%	05/15/45	4,425	4,426,829
Front Range BidCo, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27(a)	315	301,791
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28	950	902,938
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	3,895	3,991,661
7.625%	06/15/21	715	728,629
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes, 144A
8.500%	10/15/24(a)	680	428,243
Sr. Sec’d. Notes, 144A
9.500%	09/30/22	1,250	1,275,002
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23	350	347,422
5.375%	01/15/24	1,590	1,597,526
Gtd. Notes, 144A
4.625%	09/15/27	1,225	1,224,352
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Metropolitan Light Co. Ltd. (Hong Kong),
Gtd. Notes
5.500%	11/21/22	405	$ 388,591
Gtd. Notes, 144A
5.500%	11/21/22	434	416,416
MTN Mauritius Investments Ltd. (South Africa),
Gtd. Notes
6.500%	10/13/26	1,300	1,243,033
Oi SA (Brazil),
Gtd. Notes, Cash coupon 10.000% or PIK 4.000%
10.000%	07/27/25	975	665,163
Sable International Finance Ltd. (Chile),
Sr. Sec’d. Notes, 144A
5.750%	09/07/27(a)	1,550	1,393,866
Sixsigma Networks Mexico SA de CV (Mexico),
Gtd. Notes, 144A
7.500%	05/02/25	900	630,000
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes
3.875%	04/08/23	1,000	1,057,950
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	1,355	1,546,653
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	395	432,932
7.875%	09/15/23	2,490	2,739,109
Gtd. Notes, 144A
7.250%	02/01/28	120	120,000
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes, 144A
5.875%	04/15/27	1,340	1,210,390
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.500%	10/15/27	1,615	1,564,870
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	03/01/23	660	663,545
6.500%	01/15/26(a)	4,075	4,279,898
T-Mobile USA. Inc., Escrow Shares,
Sr. Unsec’d. Notes
0.000%	07/09/99^(a)	1,030	—
Sr. Unsec’d. Notes
4.750%	02/01/28^	820	—
6.500%	01/15/26^	5,975	—
Turk Telekomunikasyon A/S (Turkey),
Sr. Unsec’d. Notes
4.875%	06/19/24	1,300	1,170,996
6.875%	02/28/25	300	282,144
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25	990	931,076
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.672%	03/15/55	7,000	8,918,022
ViaSat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27(a)	710	715,144

A30

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.875%	06/19/49	5,800	$ 6,411,171
5.000%	05/30/38	3,040	3,355,074
			72,581,280
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24	4,170	4,281,094
3.550%	11/19/26	1,935	1,857,086
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27(a)	585	601,858
6.750%	12/31/25(a)	515	524,943
			7,264,981
Transportation — 0.1%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35(a)	980	1,121,621
Cargo Aircraft Management, Inc.,
Gtd. Notes, 144A
4.750%	02/01/28(a)	1,010	936,282
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	490	524,748
Rumo Luxembourg Sarl (Brazil),
Gtd. Notes, 144A
5.875%	01/18/25	590	550,601
7.375%	02/09/24	855	854,372
Ukraine Railways Via Rail Capital Markets PLC (Ukraine),
Sr. Unsec’d. Notes
8.250%	07/09/24	1,400	1,178,507
			5,166,131
Trucking & Leasing — 0.1%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.000%	08/01/24	1,765	1,602,642
5.250%	11/15/21(a)	1,520	1,371,342
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22	3,645	3,647,966
4.125%	07/15/23	526	551,498
			7,173,448

Total Corporate Bonds (cost $1,625,164,108)			1,474,277,699
Municipal Bonds — 0.6%
California — 0.1%
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	600	926,796
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	2,990	4,844,966
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
University of California,
Taxable, Revenue Bonds, Series AJ
4.601%	05/15/31	4,900	$ 5,714,380
			11,486,142
Colorado — 0.0%
Denver City & County School District No. 1,
Taxable, Certificate Participation, Series B
4.242%	12/15/37	1,215	1,322,041
District of Columbia — 0.0%
District of Columbia,
Revenue Bonds, BABs, Series E
5.591%	12/01/34	120	150,596
Florida — 0.1%
State Board of Administration Finance Corp.,
Revenue Bonds, Series A
2.995%	07/01/20	3,695	3,703,536
Illinois — 0.0%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	2,065	2,771,271
New York — 0.1%
City of New York,
General Obligation Unlimited, Taxable, BABs, Series F-1
6.271%	12/01/37	2,630	3,461,790
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.267%	05/01/27	1,810	2,184,616
Revenue Bonds, BABs
5.508%	08/01/37	3,275	4,380,247
			10,026,653
North Carolina — 0.1%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	5,675	6,624,371
Ohio — 0.0%
JobsOhio Beverage System,
Taxable, Revenue Bonds, Series B
4.532%	01/01/35	2,920	3,446,564
Oregon — 0.0%
State of Oregon,
General Obligation Unlimited, Taxable
5.892%	06/01/27	60	70,016
Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation Unlimited, Series A
8.000%	07/01/35(d)	450	271,367
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series E
4.322%	12/01/27	1,188	1,340,313

A31

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas — 0.1%
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds
3.236%	10/01/52	3,170	$ 3,132,023
Texas Transportation Commission State Highway Fund,
Taxable, Revenue Bonds, BABs, Series B
5.178%	04/01/30	2,420	2,895,264
			6,027,287
Utah — 0.0%
Utah Transit Authority,
Revenue Bonds, BABs, Series B
5.937%	06/15/39	1,920	2,668,071
Virginia — 0.1%
Virginia Commonwealth Transportation Board,
Revenue Bonds, BABs
5.350%	05/15/35	1,470	1,816,611
Virginia Public Building Authority,
Revenue Bonds, BABs
5.900%	08/01/30	960	1,226,141
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	1,755	2,065,565
			5,108,317

Total Municipal Bonds (cost $49,419,373)			55,016,545
Residential Mortgage-Backed Securities — 1.8%
Angel Oak Mortgage Trust I LLC,
Series 2019-02, Class A1, 144A
3.628%(cc)	03/25/49	4,265	4,294,653
COLT Mortgage Loan Trust,
Series 2018-04, Class A1, 144A
4.006%(cc)	12/28/48	3,483	3,446,275
Series 2019-03, Class A1, 144A
2.764%(cc)	08/25/49	4,242	4,103,014
Connecticut Avenue Securities Trust,
Series 2019-R04, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	06/25/39	927	905,117
Series 2019-R05, Class 1M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	07/25/39	36	37,079
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	01/25/40	2,088	2,004,304
Deephaven Residential Mortgage Trust,
Series 2018-02A, Class A1, 144A
3.479%(cc)	04/25/58	2,076	2,027,070
Series 2018-03A, Class A1, 144A
3.789%(cc)	08/25/58	3,401	3,331,937
Series 2018-04A, Class A1, 144A
4.080%(cc)	10/25/58	6,312	6,400,401
Series 2019-02A, Class A3, 144A
3.763%(cc)	04/25/59	1,988	1,934,896
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Fannie Mae Connecticut Avenue Securities,
Series 2017-C02, Class 2ED3, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
2.297%(c)	09/25/29	8,065	$ 6,745,774
Series 2017-C03, Class 1M1, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.897%(c)	10/25/29	927	899,114
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.047%(c)	11/25/29	9,105	7,487,747
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.947%(c)	02/25/30	2,587	2,258,005
Series 2018-C01, Class 1ED2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.797%(c)	07/25/30	8,270	7,411,759
Series 2018-C01, Class 1M1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
1.547%(c)	07/25/30	469	465,532
Series 2018-C03, Class 1M1, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
1.627%(c)	10/25/30	354	348,106
Series 2018-C05, Class 1M1, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
1.667%(c)	01/25/31	833	827,891
Fannie Mae Interest Strip,
Series 319, Class 2, IO
6.500%	02/25/32	3	477
FirstKey Mortgage Trust,
Series 2014-01, Class B2, 144A
4.014%(cc)	11/25/44	1,687	1,698,695
Freddie Mac REMICS,
Series 4448, Class JA
4.000%	11/15/36	48	49,005
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-HQ02, Class M2, 1 Month LIBOR + 2.200% (Cap N/A, Floor 0.000%)
3.147%(c)	09/25/24	885	879,308
Series 2015-DNA01, Class M2, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.797%(c)	10/25/27	1,587	1,545,431
Series 2015-DNA02, Class M2, 1 Month LIBOR + 2.600% (Cap N/A, Floor 0.000%)
3.547%(c)	12/25/27	152	151,655
Series 2015-DNA03, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 0.000%)
3.797%(c)	04/25/28	563	550,828
Series 2015-HQ02, Class M2, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.897%(c)	05/25/25	2,606	2,493,375
Series 2016-DNA01, Class M2, 1 Month LIBOR + 2.900% (Cap N/A, Floor 0.000%)
3.847%(c)	07/25/28	207	205,317
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
2.297%(c)	03/25/29	936	897,070

A32

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.147%(c)	07/25/29	285	$ 283,276
Series 2017-DNA02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
2.147%(c)	10/25/29	1,210	1,178,478
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	03/25/30	576	566,154
Series 2017-HQA01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.147%(c)	08/25/29	12	12,072
Series 2017-HQA02, Class M1, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.747%(c)	12/25/29	93	92,161
Series 2018-DNA01, Class M1, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
1.397%(c)	07/25/30	268	264,191
Series 2018-SPI01, Class M1, 144A
3.729%(cc)	02/25/48	1,139	1,131,921
Series 2018-SPI03, Class M1, 144A
4.148%(cc)	08/25/48	626	611,123
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	09/25/48	867	853,418
Series 2020-DNA02, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.697%(c)	02/25/50	3,640	3,466,414
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.587%(cc)	12/25/46	3,880	3,770,245
FWD Securitization Trust,
Series 2020-INV01, Class A1, 144A
2.240%(cc)	01/25/50	3,844	3,767,298
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	2,659	2,636,189
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	3,677	3,657,199
Series 2020-H01, Class A1, 144A
2.310%(cc)	01/25/60	5,392	5,145,987
Government National Mortgage Assoc.,
Series 2010-103, Class IN, IO
4.500%	02/20/39	17	155
Series 2011-41, Class AI, IO
4.500%	12/20/39	99	3,077
Series 2011-88, Class EI, IO
4.500%	11/20/39	60	567
Series 2012-94, Class BI, IO
4.000%	05/20/37	1,481	75,841
Series 2013-24, Class OI, IO
4.000%	02/20/43	637	87,891
Series 2013-82, Class IG, IO
3.500%	05/20/43	1,569	219,204
Series 2018-08, Class DA
3.000%	11/20/47	1,903	1,998,873
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2018-122, Class FE, 1 Month LIBOR + 0.300% (Cap 6.500%, Floor 0.300%)
1.073%(c)	09/20/48	2,319	$ 2,293,408
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
2.460%(cc)	07/25/44	342	307,605
Homeward Opportunities Fund I Trust,
Series 2018-01, Class A3, 144A
3.999%(cc)	06/25/48	1,584	1,529,946
Series 2019-02, Class A1, 144A
2.702%(cc)	09/25/59	5,963	5,715,144
JPMorgan Mortgage Trust,
Series 2019-INV02, Class A3, 144A
3.500%(cc)	02/25/50	2,334	2,365,229
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	4,078	4,040,983
Series 2020-INV01, Class A11, 144A, 1 Month LIBOR + 0.830% (Cap 6.000%, Floor 0.830%)
2.457%(c)	08/25/50	1,887	1,821,688
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	3,136	3,274,473
Series 2020-LTV01, Class A15, 144A
3.500%(cc)	06/25/50	2,338	2,357,620
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50	4,666	4,730,074
New Residential Mortgage Loan Trust,
Series 2019-NQM02, Class A1, 144A
3.600%(cc)	04/25/49	1,864	1,846,780
Series 2020-NQM01, Class A1, 144A
2.464%(cc)	01/26/60	3,918	3,867,303
Seasoned Credit Risk Transfer Trust,
Series 2016-01, Class M1, 144A
3.000%(cc)	09/25/55	950	881,728
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.842%(cc)	08/25/47	2,178	2,054,756
Series 2018-CH01, Class A2, 144A
3.500%(cc)	02/25/48	1,011	1,002,479
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	7,090	7,147,731
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	3,460	3,339,569
Starwood Mortgage Residential Trust,
Series 2018-IMC02, Class A1, 144A
4.121%(cc)	10/25/48	6,721	6,601,827
Series 2019-01, Class A1, 144A
2.941%(cc)	06/25/49	7,589	7,537,999
Series 2019-IMC01, Class A1, 144A
3.468%(cc)	02/25/49	2,681	2,667,718
Series 2019-INV01, Class A1, 144A
2.610%(cc)	09/27/49	4,624	4,406,266
Verus Securitization Trust,
Series 2018-02, Class A1, 144A
3.677%(cc)	06/01/58	2,227	2,165,446
Series 2018-02, Class A2, 144A
3.779%(cc)	06/01/58	1,186	1,152,637

A33

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2018-03, Class A1, 144A
4.108%(cc)	10/25/58		3,375	$ 3,308,905
Series 2018-INV01, Class A1, 144A
3.626%(cc)	03/25/58		861	818,036
Series 2019-02, Class A1, 144A
3.211%(cc)	05/25/59		3,480	3,407,615
Series 2019-03, Class A3, 144A
3.040%	07/25/59		2,107	2,028,371
Series 2019-INV01, Class A1, 144A
3.402%(cc)	12/25/59		3,489	3,342,265
Series 2019-INV03, Class A1, 144A
2.692%(cc)	11/25/59		3,607	3,491,930

Total Residential Mortgage-Backed Securities (cost $190,154,008)				182,727,100
Sovereign Bonds — 3.0%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.000%(cc)	12/15/35		9,730	62,464
5.875%	01/11/28		2,185	596,688
7.500%	04/22/26		16,594	4,692,748
8.280%	12/31/33		13,705	4,810,092
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.000%	11/21/28		8,835	7,809,883
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
7.000%	10/12/28		1,200	1,098,393
7.500%	09/20/47		500	426,262
Barbados Government International Bond (Barbados),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		600	544,779
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
4.138%	01/03/23		915	968,212
4.750%	02/15/29		4,310	4,371,318
4.854%	02/06/24		2,414	2,677,267
Brazil Notas do Tesouro Nacional Serie B (Brazil),
Notes
6.000%	05/15/45	BRL	1,300	1,001,637
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45		7,035	6,689,321
5.625%	01/07/41		3,770	3,849,301
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.500%	01/25/50		7,790	8,071,464
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	03/15/29		10,715	10,947,496
5.000%	06/15/45		2,345	2,406,582
5.625%	02/26/44		1,350	1,473,337
6.125%	01/18/41		1,615	1,833,101
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
4.375%	04/30/25		940	777,575
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
6.125%	02/19/31	555	$ 473,249
7.000%	04/04/44	2,215	1,767,387
Sr. Unsec’d. Notes, 144A
6.125%	02/19/31	635	541,465
Development Bank of Mongolia LLC (Mongolia),
Unsec’d. Notes, 144A
7.250%	10/23/23	1,630	1,393,735
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25	1,500	1,427,913
6.850%	01/27/45	4,300	3,916,899
7.450%	04/30/44	545	528,693
Sr. Unsec’d. Notes, 144A
6.400%	06/05/49	500	436,028
6.875%	01/29/26	1,400	1,395,509
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.875%	01/23/28	4,650	1,288,363
7.950%	06/20/24	4,360	1,270,728
9.650%	12/13/26	1,415	383,820
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28	2,500	2,111,837
7.903%	02/21/48	720	581,722
Sr. Unsec’d. Notes, 144A, MTN
7.600%	03/01/29	1,135	1,021,055
8.500%	01/31/47	3,995	3,265,368
Sr. Unsec’d. Notes, MTN
8.500%	01/31/47	4,280	3,498,317
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25	1,085	954,282
7.650%	06/15/35	1,100	935,223
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27	615	539,204
8.625%	02/28/29	4,355	4,212,839
Export-Import Bank of India (India),
Sr. Unsec’d. Notes
3.375%	08/05/26	500	480,292
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
8.125%	01/18/26	3,870	3,038,337
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%	05/12/30	321	303,736
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
4.900%	06/01/30	448	427,052
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.850%	02/14/30	3,635	3,536,175
4.350%	01/11/48	1,100	1,123,967
4.750%	02/11/29	1,175	1,275,406
8.500%	10/12/35	425	610,142
Sr. Unsec’d. Notes, 144A
3.700%	01/08/22	3,445	3,470,697
Sr. Unsec’d. Notes, EMTN
4.125%	01/15/25	4,325	4,455,671

A34

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
4.625%	04/15/43	3,700	$ 3,924,544
5.250%	01/17/42	2,600	2,972,346
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30	1,920	1,920,000
3.875%	07/03/50	390	390,000
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32	4,745	4,256,379
6.125%	06/15/33	200	174,946
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.875%	07/28/45	2,725	2,987,796
8.000%	03/15/39	2,200	2,399,280
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
7.250%	02/28/28	1,700	1,581,186
KSA Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.969%	10/29/29	1,600	1,571,761
Lao People’s Democratic Republic International Bond (Laos),
Sr. Unsec’d. Notes, 144A
6.875%	06/30/21	800	798,063
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes
6.000%	01/27/23(d)	5,240	995,600
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes
5.625%	05/01/23	600	537,346
Sr. Unsec’d. Notes, EMTN
5.125%	12/05/22	2,660	2,393,925
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.143%	02/23/30	3,100	2,154,446
7.875%	02/16/32	700	487,351
8.747%	01/21/31	1,800	1,296,484
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27	1,040	717,305
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27	2,000	1,379,432
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26	4,050	2,898,762
5.375%	03/08/27	3,650	2,623,736
5.625%	01/17/28	1,400	1,000,846
6.500%	03/08/47	1,930	1,258,946
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26	1,000	715,744
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
6.875%	12/05/27	700	581,596
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30	6,090	6,122,620
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
4.700%	03/27/27	1,235	1,244,633
5.400%	03/30/50	735	689,133
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.150%	03/29/27		2,300	$ 2,306,568
4.550%	03/29/26		11,105	11,383,038
Sr. Unsec’d. Notes, EMTN
4.450%	02/20/29		2,300	2,338,204
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.844%	06/20/30		4,540	4,754,717
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24		1,680	1,830,992
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21		7,495	7,679,776
Provincia de Buenos Aires/Government Bonds (Argentina),
Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.830% (Cap N/A, Floor 15.000%)
33.925%(c)	05/31/22	ARS	16,651	120,345
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		2,195	2,263,290
Republic of Armenia International Bond (Armenia),
Sr. Unsec’d. Notes, 144A
3.950%	09/26/29		545	485,494
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		5,205	4,271,705
4.850%	09/27/27		895	787,160
4.850%	09/30/29		9,925	8,172,255
5.375%	07/24/44		800	563,321
5.650%	09/27/47		2,850	2,066,360
6.250%	03/08/41		2,150	1,717,166
Republic of Uzbekistan Bond (Uzbekistan),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	02/20/24		2,810	2,780,247
5.375%	02/20/29		645	640,235
Sr. Unsec’d. Notes, EMTN
5.375%	02/20/29		2,000	1,985,225
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.375%	03/21/29		3,400	3,643,273
5.250%	06/23/47		2,600	3,146,352
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.250%	10/26/26		1,900	1,902,776
5.000%	04/17/49		1,500	1,617,375
Senegal Government International Bond (Senegal),
Unsec’d. Notes
6.250%	05/23/33		2,300	2,059,070
Unsec’d. Notes, 144A
6.250%	05/23/33		1,350	1,208,585
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
5.750%	01/18/22		2,800	1,821,385
6.125%	06/03/25		2,560	1,523,487
6.200%	05/11/27		1,885	1,075,315
6.250%	07/27/21		4,800	3,129,794

A35

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
6.850%	11/03/25		460	$ 275,933
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.875%	10/09/26		3,365	2,844,215
4.875%	04/16/43		1,995	1,389,042
5.125%	02/17/28		3,000	2,517,737
6.000%	03/25/27		10,635	9,525,438
6.000%	01/14/41		3,400	2,661,792
6.875%	03/17/36		1,450	1,283,395
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/23		700	654,296
7.750%	09/01/24		480	441,654
7.750%	09/01/25		4,380	3,964,162
7.750%	09/01/27		6,520	5,980,374
8.994%	02/01/24		1,020	942,082
9.750%	11/01/28		3,500	3,413,217
Sr. Unsec’d. Notes, 144A
0.000%(cc)	05/31/40		1,050	776,787
6.750%	06/20/26	EUR	545	532,072
7.750%	09/01/21		2,000	1,922,516
9.750%	11/01/28		3,330	3,247,432
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20(d)		4,725	445,610
7.750%	10/13/20(d)		5,500	495,000
9.250%	09/15/27(d)		2,200	207,042
11.750%	10/21/26(d)		2,250	211,283
11.950%	08/05/31(d)		1,200	108,000
12.750%	08/23/22(d)		3,025	298,028
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24		3,850	3,812,859
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24		2,200	2,178,777

Total Sovereign Bonds (cost $353,472,606)				293,249,490
U.S. Government Agency Obligations — 3.6%
Federal Home Loan Mortgage Corp.
3.000%	11/01/42		42	44,722
3.000%	01/01/43		50	52,572
3.000%	02/01/43		21	22,557
3.000%	02/01/43		40	42,686
3.000%	02/01/43		147	155,789
3.000%	03/01/43		141	149,600
3.000%	03/01/45		33	34,914
3.000%	04/01/45		170	180,219
3.000%	06/01/45		59	62,481
3.000%	06/01/45		299	316,192
3.000%	07/01/45		196	207,561
3.000%	09/01/49		1,810	1,916,670
3.500%	04/01/42		30	32,732
3.500%	04/01/42		354	380,718
3.500%	08/01/42		88	94,753
3.500%	08/01/42		99	106,182
3.500%	08/01/42		470	504,718
3.500%	09/01/42		16	17,647
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	09/01/42	111	$ 118,749
3.500%	09/01/42	817	872,375
3.500%	10/01/42	10	10,934
3.500%	10/01/42	127	136,759
3.500%	11/01/42	64	68,949
3.500%	12/01/42	725	778,595
3.500%	01/01/43	699	750,943
3.500%	04/01/43	23	25,083
3.500%	04/01/43	94	101,069
3.500%	04/01/43	639	686,806
3.500%	05/01/43	1,741	1,870,009
3.500%	10/01/43	209	224,660
3.500%	01/01/44	682	732,500
3.500%	03/01/44	1,124	1,200,819
3.500%	05/01/45	598	638,397
3.500%	06/01/45	116	124,077
3.500%	06/01/45	729	777,862
3.500%	03/01/46	1,323	1,419,780
4.000%	06/01/33	366	399,656
4.000%	10/01/40	9	9,338
4.000%	10/01/40	25	27,017
4.000%	10/01/40	32	35,104
4.000%	11/01/40	21	22,815
4.000%	12/01/40	7	7,593
4.000%	12/01/40	512	553,291
4.000%	12/01/40	961	1,043,962
4.000%	12/01/40	1,425	1,541,075
4.000%	02/01/41	331	358,117
4.000%	04/01/41	2,005	2,166,306
4.000%	10/01/41	143	154,859
4.000%	10/01/41	395	426,474
4.000%	12/01/41	287	310,396
4.000%	03/01/42	23	25,041
4.000%	04/01/42	33	35,970
4.000%	04/01/42	60	65,628
4.000%	04/01/42	184	200,113
4.000%	05/01/43	206	222,917
4.500%	09/01/23	81	84,922
4.500%	05/01/39	127	139,704
4.500%	06/01/39	80	88,552
4.500%	08/01/39	703	770,329
4.500%	10/01/39	14	15,875
4.500%	10/01/39	49	54,146
4.500%	10/01/39	940	1,029,091
4.500%	10/01/39	970	1,062,023
4.500%	12/01/39	64	69,738
4.500%	03/01/40	156	170,440
4.500%	05/01/40	67	73,275
4.500%	08/01/40	235	257,510
4.500%	10/01/40	172	187,925
4.500%	02/01/41	24	26,299
4.500%	02/01/41	39	42,975
4.500%	02/01/41	44	48,019
4.500%	02/01/41	70	76,595
4.500%	03/01/41	114	125,206
4.500%	04/01/41	190	207,814
4.500%	04/01/41	493	539,227
4.500%	10/01/41	1,587	1,736,758

A36

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	02/01/44	46	$ 50,300
4.500%	03/01/44	9	10,060
4.500%	03/01/44	46	50,559
4.500%	03/01/44	61	66,755
5.000%	06/01/23	33	34,740
5.000%	07/01/25	—(r )	255
5.000%	07/01/33	1	961
5.000%	11/01/33	4	4,044
5.000%	11/01/33	5	5,795
5.000%	11/01/33	6	6,821
5.000%	11/01/33	11	11,787
5.000%	07/01/35	1,565	1,738,735
5.000%	11/01/35	200	222,443
5.000%	12/01/35	3	2,951
5.000%	04/01/40	15	16,152
5.000%	04/01/40	119	130,413
5.000%	06/01/40	112	126,123
5.000%	07/01/40	12	13,698
5.000%	07/01/40	88	97,550
5.000%	08/01/40	58	63,867
5.000%	08/01/40	155	171,659
5.000%	08/01/40	493	546,366
5.000%	06/01/41	216	242,738
5.000%	07/01/41	30	32,804
5.000%	07/01/41	69	75,055
5.000%	07/01/41	70	76,426
5.000%	07/01/41	75	81,939
5.500%	09/01/20	—(r )	238
5.500%	09/01/20	1	1,060
5.500%	09/01/20	1	1,312
5.500%	03/01/34	53	60,279
5.500%	07/01/35	37	41,315
5.500%	01/01/38	1,007	1,140,564
5.500%	06/01/41	376	426,176
6.000%	10/01/32	—(r )	291
6.000%	03/01/33	11	12,740
6.000%	12/01/33	23	25,724
6.000%	12/01/33	309	353,861
6.000%	06/01/37	2	2,282
6.000%	07/01/38	6	7,217
6.000%	08/01/38	13	14,712
6.500%	08/01/36	19	22,514
6.500%	09/01/39	49	56,730
7.000%	06/01/32	1	1,016
7.000%	06/01/32	1	1,383
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.250% (Cap 11.193%, Floor 2.250%)
4.421%(c)	10/01/36	2	2,211
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.348%, Floor 1.625%)
4.553%(c)	04/01/37	55	54,510
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.725% (Cap 10.878%, Floor 1.725%)
4.475%(c)	07/01/35	2	2,490
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.733% (Cap 10.195%, Floor 1.733%)
3.733%(c)	02/01/37	27	27,202
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.743% (Cap 10.603%, Floor 1.743%)
3.743%(c)	02/01/37	9	$ 8,601
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 9.803%, Floor 1.750%)
3.750%(c)	02/01/35	21	21,629
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.785% (Cap 9.660%, Floor 1.785%)
4.035%(c)	09/01/32	—(r )	359
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.800% (Cap 9.997%, Floor 1.800%)
3.867%(c)	03/01/36	6	6,547
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.831% (Cap 10.907%, Floor 1.831%)
3.880%(c)	01/01/37	6	6,452
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.853% (Cap 10.358%, Floor 1.853%)
3.853%(c)	02/01/37	12	12,520
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.029% (Cap 11.127%, Floor 2.029%)
4.048%(c)	11/01/36	4	4,204
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.055% (Cap 11.063%, Floor 2.055%)
4.118%(c)	12/01/36	1	1,359
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.181% (Cap 10.795%, Floor 2.181%)
4.190%(c)	02/01/37	13	13,198
Federal National Mortgage Assoc.
1.500%	06/22/20	13,193	13,227,856
2.500%	11/01/29	21	21,986
2.500%	01/01/31	229	238,334
3.000%	TBA	35,240	36,953,820
3.000%	01/01/27	390	408,294
3.000%	11/01/28	882	925,551
3.000%	02/01/29	914	957,904
3.000%	06/01/33	44	46,692
3.000%	09/01/42	476	503,084
3.000%	10/01/42	451	477,753
3.000%	10/01/42	1,283	1,357,223
3.000%	11/01/42	234	247,605
3.000%	11/01/42	292	308,765
3.000%	02/01/43	10	10,277
3.000%	02/01/43	12	12,433
3.000%	02/01/43	26	27,316
3.000%	02/01/43	41	43,591
3.000%	02/01/43	45	48,092
3.000%	02/01/43	199	211,037
3.000%	04/01/43	16	17,136
3.000%	05/01/43	45	47,161
3.000%	05/01/43	102	107,614
3.000%	05/01/43	158	166,778
3.000%	05/01/43	1,242	1,312,591
3.000%	07/01/43	289	306,945
3.000%	08/01/43	113	119,649
3.000%	08/01/43	708	745,524
3.000%	09/01/43	1,053	1,114,887
3.000%	02/01/44	188	197,868
3.000%	12/01/44	16	17,104

A37

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	05/01/45	292	$ 308,226
3.000%	08/01/45	766	810,068
3.000%	08/01/46	571	601,092
3.000%	10/01/46	385	406,256
3.000%	11/01/46	259	274,066
3.000%	11/01/46	807	853,055
3.000%	11/01/46	1,106	1,170,357
3.000%	11/01/46	1,792	1,892,865
3.000%	12/01/46	1,079	1,140,346
3.000%	06/01/47	2,020	2,139,025
3.000%	08/01/49	1,611	1,705,942
3.500%	TBA	7,255	7,673,156
3.500%	07/01/30	87	92,870
3.500%	08/01/30	460	487,966
3.500%	01/01/34	12	13,099
3.500%	01/01/34	31	33,284
3.500%	01/01/34	62	66,597
3.500%	01/01/34	92	99,092
3.500%	02/01/35	325	349,138
3.500%	12/01/41	160	172,663
3.500%	06/01/42	361	385,134
3.500%	06/01/42	606	646,491
3.500%	07/01/42	477	508,960
3.500%	08/01/42	976	1,042,133
3.500%	09/01/42	1,416	1,511,923
3.500%	10/01/42	1,421	1,517,034
3.500%	11/01/42	225	241,141
3.500%	01/01/43	234	249,339
3.500%	01/01/43	1,290	1,377,069
3.500%	04/01/43	174	186,366
3.500%	06/01/43	636	682,855
3.500%	06/01/43	750	805,242
3.500%	07/01/43	154	164,983
3.500%	07/01/43	196	209,099
3.500%	07/01/43	310	333,026
3.500%	07/01/43	469	504,156
3.500%	07/01/43	836	898,201
3.500%	08/01/43	211	226,030
3.500%	08/01/43	240	257,324
3.500%	03/01/44	1,011	1,088,684
3.500%	07/01/44	593	637,064
3.500%	11/01/45	116	124,054
3.500%	12/01/45	5,473	5,794,161
3.500%	12/01/45	20,992	22,377,288
3.500%	01/01/46	1,094	1,168,753
3.500%	01/01/46	1,480	1,580,957
3.500%	05/01/46	485	518,280
3.500%	06/01/46	1,528	1,641,700
3.500%	08/01/49	636	672,030
3.500%	10/01/49	1,106	1,169,240
3.500%	10/01/49	1,331	1,407,985
4.000%	TBA	3,500	3,736,995
4.000%	11/01/40	1,370	1,481,744
4.000%	12/01/40	1,500	1,622,470
4.000%	01/01/41	165	178,455
4.000%	01/01/41	955	1,033,430
4.000%	02/01/41	182	197,023
4.000%	02/01/41	579	626,073
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	03/01/41	1,446	$ 1,564,411
4.000%	04/01/41	523	566,361
4.000%	10/01/41	571	618,586
4.000%	11/01/41	496	536,482
4.000%	01/01/42	689	745,276
4.000%	01/01/42	944	1,020,655
4.000%	02/01/42	56	60,587
4.000%	02/01/42	544	588,664
4.000%	02/01/42	720	779,525
4.000%	08/01/42	1,890	2,045,518
4.000%	05/01/45	366	396,260
4.000%	07/01/45	223	241,242
4.000%	09/01/45	490	529,614
4.000%	12/01/45	927	1,001,738
4.000%	09/01/46	361	390,174
4.000%	06/01/47	21,601	23,065,499
4.000%	12/01/49	537	574,306
4.500%	TBA	3,800	4,089,750
4.500%	11/01/20	—(r )	76
4.500%	04/01/23	43	44,735
4.500%	12/01/23	1	890
4.500%	08/01/24	17	17,580
4.500%	04/01/26	69	72,695
4.500%	04/01/26	330	351,863
4.500%	07/01/26	31	33,183
4.500%	10/01/26	130	137,696
4.500%	01/01/27	521	555,544
4.500%	09/01/39	596	652,608
4.500%	12/01/39	794	869,872
4.500%	12/01/39	1,511	1,654,811
4.500%	04/01/40	1,029	1,128,118
4.500%	07/01/40	102	111,369
4.500%	09/01/40	1,498	1,641,353
4.500%	11/01/40	2,070	2,267,478
4.500%	12/01/40	183	200,851
4.500%	12/01/40	980	1,072,610
4.500%	02/01/41	214	234,560
4.500%	02/01/41	324	355,320
4.500%	02/01/41	599	655,921
4.500%	05/01/41	43	46,840
4.500%	06/01/41	124	135,226
4.500%	06/01/41	150	164,538
4.500%	08/01/41	40	43,835
4.500%	10/01/41	20	21,893
4.500%	10/01/41	24	26,661
4.500%	11/01/41	24	26,246
4.500%	11/01/41	555	608,475
4.500%	04/01/42	241	264,260
4.500%	08/01/42	49	53,621
4.500%	09/01/42	46	50,889
4.500%	09/01/42	76	83,287
4.500%	09/01/42	138	150,889
4.500%	10/01/42	354	387,682
4.500%	09/01/43	111	120,921
4.500%	11/01/43	81	88,332
4.500%	06/01/44	109	118,853
4.500%	10/01/44	185	201,368
4.500%	02/01/45	75	81,408

A38

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	02/01/45	175	$ 190,592
4.500%	08/01/48	1,100	1,186,036
4.500%	08/01/48	1,484	1,597,131
4.500%	01/01/50	839	901,659
5.000%	05/01/20	—(r )	208
5.000%	12/01/20	1	851
5.000%	02/01/21	2	2,306
5.000%	06/01/23	2	1,777
5.000%	09/01/23	397	428,238
5.000%	01/01/24	52	55,123
5.000%	06/01/24	29	31,028
5.000%	09/01/25	36	38,178
5.000%	04/01/34	13	14,327
5.000%	07/01/34	12	13,597
5.000%	03/01/35	524	581,235
5.000%	04/01/35	57	63,406
5.000%	04/01/35	601	667,215
5.000%	05/01/35	71	79,338
5.000%	06/01/35	19	20,643
5.000%	06/01/35	33	36,125
5.000%	06/01/35	71	79,159
5.000%	09/01/35	44	49,298
5.000%	10/01/35	86	96,082
5.000%	10/01/35	485	538,578
5.000%	03/01/36	168	186,810
5.000%	12/01/36	15	16,592
5.000%	12/01/36	699	777,128
5.000%	07/01/37	11	12,642
5.000%	02/01/38	63	69,626
5.000%	05/01/38	396	441,196
5.000%	06/01/39	51	57,165
5.000%	06/01/40	238	264,390
5.000%	08/01/40	416	461,767
5.000%	04/01/41	840	931,692
5.000%	06/01/41	31	33,926
5.000%	06/01/41	159	175,571
5.000%	08/01/41	62	67,617
5.000%	09/01/41	356	393,977
5.000%	01/01/42	463	513,164
5.000%	02/01/42	128	142,140
5.000%	05/01/42	268	297,168
5.000%	07/01/42	602	667,589
5.000%	11/01/44	1,072	1,187,833
5.000%	12/01/48	278	299,595
5.500%	07/01/20	—(r )	48
5.500%	08/01/21	1	918
5.500%	09/01/21	1	721
5.500%	09/01/21	1	725
5.500%	09/01/21	2	2,057
5.500%	11/01/21	6	6,018
5.500%	03/01/22	—(r )	99
5.500%	03/01/22	2	2,254
5.500%	05/01/22	—(r )	487
5.500%	07/01/22	—(r )	438
5.500%	07/01/22	1	1,072
5.500%	08/01/22	5	5,544
5.500%	01/01/23	63	65,628
5.500%	09/01/34	213	240,563
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	11/01/34	17	$ 18,851
5.500%	12/01/34	69	77,600
5.500%	04/01/35	44	49,966
5.500%	11/01/35	204	230,853
5.500%	12/01/35	55	62,337
5.500%	01/01/36	8	8,874
5.500%	01/01/36	56	63,539
5.500%	03/01/36	8	9,058
5.500%	03/01/36	12	14,052
5.500%	05/01/36	261	295,670
5.500%	05/01/36	529	599,647
5.500%	07/01/36	1,112	1,257,719
5.500%	11/01/36	5	5,357
5.500%	08/01/37	13	14,227
5.500%	08/01/37	80	90,487
5.500%	08/01/37	333	377,263
5.500%	08/01/37	617	698,890
5.500%	09/01/37	215	243,064
5.500%	02/01/38	83	94,248
5.500%	02/01/38	526	596,864
5.500%	09/01/38	304	345,107
5.500%	04/01/39	159	180,408
5.500%	05/01/39	179	202,571
5.500%	03/01/40	334	378,171
5.500%	09/01/41	3	3,103
5.500%	09/01/41	516	584,281
6.000%	04/01/21	1	742
6.000%	07/01/21	—(r )	39
6.000%	11/01/32	12	14,291
6.000%	03/01/33	14	15,497
6.000%	04/01/33	16	18,563
6.000%	02/01/34	129	147,899
6.000%	08/01/34	10	11,890
6.000%	11/01/34	8	9,598
6.000%	11/01/34	552	635,552
6.000%	11/01/35	91	104,518
6.000%	12/01/35	20	23,216
6.000%	02/01/36	671	773,119
6.000%	04/01/36	—(r )	65
6.000%	05/01/36	191	220,057
6.000%	05/01/36	217	249,854
6.000%	06/01/36	22	25,118
6.000%	09/01/36	23	26,674
6.000%	09/01/36	1,469	1,690,480
6.000%	11/01/36	46	52,858
6.000%	12/01/36	4	4,622
6.000%	01/01/37	—(r )	167
6.000%	01/01/37	20	22,511
6.000%	02/01/37	13	15,221
6.000%	02/01/37	180	207,262
6.000%	03/01/37	77	88,131
6.000%	03/01/37	484	556,814
6.000%	03/01/37	1,098	1,262,907
6.000%	05/01/37	—(r )	355
6.000%	05/01/37	9	10,705
6.000%	06/01/37	25	28,879
6.000%	08/01/37	168	192,671
6.000%	08/01/37	922	1,061,374

A39

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	10/01/37	17	$ 18,789
6.000%	02/01/38	71	81,664
6.000%	03/01/38	606	697,538
6.000%	04/01/38	26	29,410
6.000%	05/01/38	166	190,648
6.000%	08/01/38	17	20,023
6.000%	09/01/38	34	39,279
6.000%	10/01/38	133	153,064
6.000%	12/01/38	6	7,420
6.000%	04/01/39	11	12,341
6.000%	06/01/39	203	234,027
6.000%	09/01/39	717	825,420
6.000%	10/01/39	218	250,744
6.000%	02/01/40	105	120,902
6.000%	10/01/40	206	236,859
6.500%	07/01/32	7	8,069
6.500%	07/01/32	51	58,329
6.500%	07/01/32	86	98,245
6.500%	12/01/32	7	8,484
6.500%	12/01/32	22	25,836
6.500%	07/01/35	26	29,821
6.500%	12/01/35	228	263,739
6.500%	07/01/36	4	4,319
6.500%	07/01/36	841	993,659
6.500%	08/01/36	43	50,014
6.500%	08/01/36	155	179,975
6.500%	08/01/36	184	211,695
6.500%	09/01/36	89	105,317
6.500%	09/01/36	358	419,641
6.500%	10/01/36	11	12,454
6.500%	10/01/36	181	214,774
6.500%	11/01/36	8	10,159
6.500%	12/01/36	4	4,490
6.500%	08/01/37	13	15,084
6.500%	10/01/37	4	5,110
6.500%	10/01/37	121	142,582
6.500%	08/01/38	61	72,669
6.500%	06/01/39	43	50,608
6.500%	10/01/39	210	248,873
6.500%	05/01/40	207	241,621
6.500%	05/01/40	246	284,312
7.000%	01/01/31	—(r )	193
7.000%	04/01/32	—(r )	223
7.000%	04/01/37	27	29,740
Federal National Mortgage Assoc., 12 Month LIBOR + 1.340% (Cap 11.165%, Floor 1.340%)
3.340%(c)	12/01/35	3	3,009
Federal National Mortgage Assoc., 12 Month LIBOR + 1.569% (Cap 10.469%, Floor 1.569%)
3.692%(c)	12/01/35	10	9,721
Federal National Mortgage Assoc., 12 Month LIBOR + 1.626% (Cap 9.708%, Floor 1.626%)
4.270%(c)	07/01/35	5	4,920
Federal National Mortgage Assoc., 12 Month LIBOR + 1.655% (Cap 10.936%, Floor 1.655%)
4.318%(c)	08/01/37	5	4,957
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal National Mortgage Assoc., 12 Month LIBOR + 1.700% (Cap 10.686%, Floor 1.700%)
3.575%(c)	11/01/37	37	$ 36,784
Federal National Mortgage Assoc., 12 Month LIBOR + 1.885% (Cap 11.039%, Floor 1.885%)
4.517%(c)	08/01/36	8	8,083
Federal National Mortgage Assoc., 12 Month LIBOR + 1.892% (Cap 10.733%, Floor 1.892%)
3.852%(c)	12/01/35	3	2,680
Government National Mortgage Assoc.
3.000%	10/15/42	61	65,137
3.000%	12/15/42	18	19,232
3.000%	05/15/43	49	52,552
3.000%	06/15/43	8	8,987
3.000%	07/15/43	118	125,377
3.000%	08/20/43	1,460	1,568,173
3.000%	09/20/43	1,405	1,509,064
3.000%	01/20/44	143	154,158
3.000%	02/20/44	406	435,987
3.000%	05/20/46	168	180,135
3.000%	05/20/46	329	353,374
3.000%	05/20/46	380	409,561
3.000%	06/20/46	808	860,237
3.000%	07/20/46	234	251,867
3.000%	07/20/46	401	432,295
3.000%	07/20/46	572	612,102
3.000%	07/20/46	695	746,548
3.000%	07/20/46	972	1,039,031
3.000%	07/20/46	1,263	1,357,142
3.000%	08/20/46	323	345,439
3.000%	08/20/46	482	517,064
3.000%	08/20/46	519	559,425
3.000%	09/20/46	276	295,336
3.000%	09/20/46	309	331,481
3.000%	09/20/49	12,317	12,926,912
3.000%	10/20/49	7,140	7,496,328
3.500%	05/20/42	47	50,067
3.500%	08/20/42	1,164	1,244,109
3.500%	10/20/42	1,750	1,870,591
3.500%	11/20/42	26	28,065
3.500%	12/20/42	566	604,827
3.500%	03/20/43	1,361	1,461,353
3.500%	04/20/43	56	60,030
3.500%	08/20/43	45	48,300
3.500%	11/15/43	1,357	1,511,534
3.500%	10/20/44	241	259,314
3.500%	02/15/45	283	307,449
3.500%	02/20/45	646	694,429
3.500%	04/20/45	130	139,320
3.500%	05/20/45	201	216,529
3.500%	05/20/45	441	474,204
3.500%	01/20/46	145	155,855
3.500%	05/20/46	16	17,247
3.500%	05/20/46	43	46,156
3.500%	05/20/46	193	207,471
3.500%	06/20/46	196	210,955
3.500%	12/20/47	11,020	11,637,925
3.500%	02/20/48	255	272,005

A40

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	TBA	11,305	$ 12,021,500
4.000%	09/20/25	51	53,292
4.000%	11/20/25	99	103,688
4.000%	01/20/26	29	31,031
4.000%	02/20/41	104	113,601
4.000%	05/20/41	973	1,061,182
4.000%	10/15/41	35	37,653
4.000%	10/15/41	151	166,160
4.000%	10/15/41	173	190,855
4.000%	10/20/41	955	1,041,139
4.000%	11/20/41	186	203,304
4.000%	12/20/41	91	98,883
4.000%	09/20/42	86	93,806
4.000%	11/20/42	71	77,345
4.000%	01/20/48	1,355	1,466,483
4.500%	05/15/39	13	14,850
4.500%	11/20/39	130	142,811
4.500%	02/20/40	1,124	1,238,212
4.500%	05/20/40	980	1,079,434
4.500%	06/15/40	8	9,056
4.500%	06/15/40	48	53,289
4.500%	06/15/40	144	159,710
4.500%	07/15/40	25	27,120
4.500%	08/15/40	68	75,202
4.500%	09/15/40	169	187,415
4.500%	09/20/40	542	597,557
4.500%	11/20/40	283	311,827
4.500%	02/20/41	1,240	1,366,147
4.500%	03/15/41	209	232,124
4.500%	03/20/41	1,418	1,562,403
4.500%	05/20/41	77	84,559
4.500%	07/20/41	169	186,584
4.500%	09/15/45	690	763,077
4.500%	01/20/46	660	720,948
4.500%	07/20/46	294	320,636
4.500%	08/20/46	470	512,760
4.500%	09/20/46	369	401,943
4.500%	01/20/47	1,081	1,181,361
5.000%	03/20/34	1	1,178
5.000%	07/20/39	191	211,704
5.000%	08/15/39	16	18,084
5.000%	09/15/39	155	172,361
5.000%	10/15/39	28	31,253
5.000%	10/15/39	162	180,746
5.000%	10/20/39	10	10,657
5.000%	02/15/40	273	304,568
5.000%	02/15/40	273	304,568
5.000%	04/15/40	135	148,730
5.000%	05/20/40	796	880,570
5.000%	06/15/40	137	152,344
5.000%	06/20/40	556	614,751
5.000%	07/15/40	18	20,455
5.000%	08/15/40	26	28,742
5.000%	08/20/40	423	467,774
5.000%	09/15/40	19	21,172
5.000%	09/15/40	26	28,595
5.000%	09/20/40	278	307,926
5.000%	03/20/41	545	601,684
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	08/20/41	604	$ 667,172
5.000%	06/20/47	1,018	1,102,609
5.500%	10/20/32	2	1,972
5.500%	03/20/34	6	6,560
5.500%	01/20/36	1,175	1,317,829
5.500%	12/20/48	1,759	1,892,709
5.500%	01/20/49	581	626,256
5.500%	03/20/49	1,640	1,764,052
6.000%	12/20/38	1,769	2,016,596
6.500%	09/20/32	4	4,914
6.500%	12/20/33	2	2,288
8.000%	09/15/22	—(r )	181
8.000%	07/15/23	—(r )	151
8.500%	06/15/26	1	1,336

Total U.S. Government Agency Obligations (cost $350,545,076)			359,127,372
U.S. Treasury Obligations — 3.1%
U.S. Treasury Bonds
2.000%	02/15/50	29,915	34,743,468
2.500%	02/15/46	2,715	3,400,537
2.750%	08/15/47(k)	4,965	6,545,266
2.750%	11/15/47	5,000	6,596,094
2.875%	08/15/45(k)	17,245	22,987,046
2.875%	11/15/46(k)	7,575	10,156,418
3.000%	05/15/47	5,190	7,128,951
4.375%	11/15/39	3,575	5,616,102
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21	21	20,171
0.125%	07/15/22	42	41,744
0.125%	01/15/23	10	9,472
0.125%	10/15/24	87	88,323
0.125%	01/15/30	13	13,156
0.250%	07/15/29	41	42,285
0.250%	02/15/50	1	1,244
0.375%	07/15/27	26	26,721
0.625%	07/15/21	57	56,905
1.000%	02/15/49	24	30,036
U.S. Treasury Notes
0.500%	03/31/25	80,000	80,506,250
1.125%	02/28/22(k)	51,000	51,866,602
1.125%	02/28/25	11,500	11,928,555
1.500%	02/15/30	40,000	43,125,000
1.625%	02/15/26(k)	6,700	7,134,453
2.000%	08/31/21	2,620	2,682,839
2.250%	12/31/24	5,000	5,435,547
2.625%	07/15/21	4,220	4,349,402
2.875%	10/31/23	4,455	4,856,994

Total U.S. Treasury Obligations (cost $291,068,656)			309,389,581

Total Long-Term Investments (cost $9,084,651,447)			8,829,360,552

Shares
Short-Term Investments — 16.8%
Affiliated Mutual Funds — 15.5%
PGIM Core Ultra Short Bond Fund(w)	838,448,853	838,448,853

A41

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $689,442,728; includes $688,630,906 of cash collateral for securities on loan)(b)(w)	691,215,891	$ 690,109,946

Total Affiliated Mutual Funds (cost $1,527,891,581)		1,528,558,799

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 1.3%
U.S. Treasury Bills
0.074%	02/25/21(h)	13,312	13,296,785
0.119%	03/25/21	85,350	85,212,050
0.259%	08/20/20	8,265	8,261,499
1.511%	04/09/20(h)	25,367	25,366,669

Total U.S. Treasury Obligations (cost $132,167,097)			132,137,003

Option Purchased*~ — 0.0%
(cost $22,325)	2,969

Total Short-Term Investments (cost $1,660,081,003)	1,660,698,771

TOTAL INVESTMENTS—106.0% (cost $10,744,732,450)	10,490,059,323

Liabilities in excess of other assets(z) — (6.0)%	(590,028,647)

Net Assets — 100.0%	$ 9,900,030,676

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BABs	Build America Bonds
CDI	Chess Depository Interest
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
XTSE	Toronto Stock Exchange
OTC	Over-the-counter

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $17,364 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $670,752,744; cash collateral of $688,630,906 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.

A42

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.33.V2, 12/20/24	Call	Goldman Sachs International	06/17/20	$107.00	5.00%(Q)	CDX.NA.HY.33.V2(Q)	5,500	$2,969
(cost $22,325)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
958	2 Year U.S. Treasury Notes	Jun. 2020	$211,126,734	$ 1,974,403
358	5 Year U.S. Treasury Notes	Jun. 2020	44,878,658	104,489
87	10 Year U.S. Treasury Notes	Jun. 2020	12,065,813	(8,007)
467	20 Year U.S. Treasury Bonds	Jun. 2020	83,622,188	7,036,280
787	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	174,615,625	13,503,971
1,290	Mini MSCI EAFE Index	Jun. 2020	100,574,850	152,555
791	Russell 2000 E-Mini Index	Jun. 2020	45,387,580	(43,925)
3,287	S&P 500 E-Mini Index	Jun. 2020	422,330,195	(1,733,975)
				20,985,791
Short Positions:
701	10 Year U.S. Treasury Notes	Jun. 2020	97,219,937	(4,388,212)
1,210	10 Year U.S. Ultra Treasury Notes	Jun. 2020	188,797,812	(6,016,545)
				(10,404,757)
				$ 10,581,034
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/15/20	Deutsche Bank AG	AUD	6,153	$ 4,048,034	$ 3,785,026	$ —	$ (263,008)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	AUD	2,130	1,382,484	1,310,272	—	(72,212)
Brazilian Real,
Expiring 06/02/20	Credit Suisse International	BRL	6,675	1,418,080	1,279,218	—	(138,862)
Expiring 06/02/20	Goldman Sachs International	BRL	27,862	5,409,047	5,339,560	—	(69,487)
British Pound,
Expiring 04/15/20	Deutsche Bank AG	GBP	17,115	22,345,994	21,264,947	—	(1,081,047)
Canadian Dollar,
Expiring 04/15/20	Morgan Stanley & Co. LLC	CAD	7,450	5,463,391	5,294,739	—	(168,652)
Colombian Peso,
Expiring 06/05/20	BNP Paribas S.A.	COP	5,079,348	1,237,854	1,244,480	6,626	—
Expiring 06/05/20	Goldman Sachs International	COP	4,839,793	1,183,978	1,185,787	1,809	—
Euro,
Expiring	Bank of America, N.A.	EUR	17	18,244	18,787	543	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	37,582	42,796,345	41,472,348	—	(1,323,997)
Expiring 05/22/20	Deutsche Bank AG	EUR	28	31,419	30,944	—	(475)
Expiring 05/22/20	Goldman Sachs International	EUR	1,441	1,595,405	1,592,400	—	(3,005)
Expiring 05/22/20	HSBC Bank USA, N.A.	EUR	706	784,501	779,956	—	(4,545)
A43

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 05/22/20	JPMorgan Chase Bank, N.A.	EUR	16	$ 17,908	$ 17,682	$ —	$ (226)
Expiring 05/22/20	Morgan Stanley & Co. LLC	EUR	1,571	1,782,630	1,736,175	—	(46,455)
Expiring 05/22/20	Morgan Stanley & Co. LLC	EUR	1,206	1,331,063	1,332,564	1,501	—
Expiring 05/22/20	RBC Capital Markets	EUR	24	27,331	26,523	—	(808)
Expiring 05/22/20	UBS AG	EUR	3,256	3,507,930	3,598,596	90,666	—
Expiring 05/22/20	UBS AG	EUR	872	978,530	963,393	—	(15,137)
Indonesian Rupiah,
Expiring 04/09/20	Goldman Sachs International	IDR	19,442,524	1,275,756	1,195,948	—	(79,808)
Expiring 04/09/20	Goldman Sachs International	IDR	11,538,216	781,193	709,738	—	(71,455)
Expiring 04/09/20	Goldman Sachs International	IDR	9,842,447	592,561	605,428	12,867	—
Expiring 04/09/20	Goldman Sachs International	IDR	8,372,467	509,274	515,007	5,733	—
Expiring 04/09/20	Goldman Sachs International	IDR	6,508,694	392,871	400,363	7,492	—
Expiring 04/09/20	Goldman Sachs International	IDR	2,718,333	166,259	167,210	951	—
Expiring 07/10/20	Deutsche Bank AG	IDR	15,630,522	938,770	941,992	3,222	—
Japanese Yen,
Expiring 04/15/20	Citibank, N.A.	JPY	3,891,794	37,758,014	36,219,531	—	(1,538,483)
Mexican Peso,
Expiring 04/17/20	Citibank, N.A.	MXN	59,349	2,570,279	2,494,602	—	(75,677)
Expiring 04/17/20	HSBC Bank USA, N.A.	MXN	32,045	1,333,565	1,346,935	13,370	—
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	MXN	22,612	939,434	950,444	11,010	—
Expiring 04/17/20	Morgan Stanley & Co. LLC	MXN	24,088	1,037,487	1,012,505	—	(24,982)
Peruvian Nuevo Sol,
Expiring 04/08/20	Barclays Bank PLC	PEN	5,418	1,541,833	1,577,857	36,024	—
Russian Ruble,
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	RUB	97,040	1,287,088	1,231,897	—	(55,191)
Singapore Dollar,
Expiring 04/15/20	Citibank, N.A.	SGD	3,741	2,695,468	2,632,633	—	(62,835)
Swedish Krona,
Expiring 04/15/20	Bank of America, N.A.	SEK	68,898	7,267,695	6,967,189	—	(300,506)
Swiss Franc,
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	CHF	15,264	16,378,368	15,870,552	—	(507,816)
				$172,826,083	$167,113,228	191,814	(5,904,669)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/15/20	Canadian Imperial Bank of Commerce	AUD	3,302	$ 2,148,768	$ 2,031,229	$ 117,539	$ —
Expiring 04/15/20	RBC Capital Markets	AUD	4,981	3,070,433	3,064,069	6,364	—
Brazilian Real,
Expiring 06/02/20	BNP Paribas S.A.	BRL	6,976	1,605,990	1,336,829	269,161	—
Expiring 06/02/20	BNP Paribas S.A.	BRL	6,445	1,467,749	1,235,230	232,519	—
Expiring 06/02/20	BNP Paribas S.A.	BRL	3,255	744,866	623,853	121,013	—
Expiring 06/02/20	Deutsche Bank AG	BRL	5,592	1,081,195	1,071,657	9,538	—
Expiring 06/02/20	JPMorgan Chase Bank, N.A.	BRL	3,320	756,371	636,330	120,041	—
Expiring 06/02/20	Morgan Stanley & Co. LLC	BRL	5,693	1,137,349	1,091,024	46,325	—
Expiring 06/02/20	Morgan Stanley & Co. LLC	BRL	3,255	745,924	623,853	122,071	—
British Pound,
Expiring 04/15/20	Canadian Imperial Bank of Commerce	GBP	3,976	5,127,493	4,940,078	187,415	—
Expiring 04/15/20	Citibank, N.A.	GBP	2,100	2,632,997	2,609,196	23,801	—
Expiring 04/15/20	Morgan Stanley & Co. LLC	GBP	11,039	13,616,705	13,715,673	—	(98,968)
Canadian Dollar,
Expiring 04/15/20	Canadian Imperial Bank of Commerce	CAD	1,215	885,572	863,505	22,067	—
A44

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 04/15/20	Canadian Imperial Bank of Commerce	CAD	752	$ 548,125	$ 534,449	$ 13,676	$ —
Expiring 04/15/20	RBC Capital Markets	CAD	5,483	3,958,573	3,896,786	61,787	—
Colombian Peso,
Expiring 06/05/20	Morgan Stanley & Co. LLC	COP	9,919,141	2,560,505	2,430,267	130,238	—
Euro,
Expiring 04/15/20	Canadian Imperial Bank of Commerce	EUR	6,835	7,712,343	7,542,533	169,810	—
Expiring 04/15/20	Citibank, N.A.	EUR	3,700	4,104,114	4,083,010	21,104	—
Expiring 04/15/20	HSBC Bank USA, N.A.	EUR	27,047	30,002,696	29,846,804	155,892	—
Expiring 05/22/20	Citibank, N.A.	EUR	571	621,089	631,035	—	(9,946)
Expiring 05/22/20	State Street Bank	EUR	7,312	7,979,498	8,080,834	—	(101,336)
Expiring 05/22/20	State Street Bank	EUR	1,828	1,993,044	2,020,208	—	(27,164)
Expiring 05/22/20	State Street Bank	EUR	279	304,686	308,555	—	(3,869)
Expiring 05/22/20	State Street Bank	EUR	70	76,102	77,139	—	(1,037)
Indonesian Rupiah,
Expiring 04/09/20	Bank of America, N.A.	IDR	12,985,963	927,039	798,792	128,247	—
Expiring 04/09/20	BNP Paribas S.A.	IDR	44,012,734	3,214,955	2,707,310	507,645	—
Expiring 04/09/20	Credit Suisse International	IDR	12,985,963	928,099	798,792	129,307	—
Expiring 07/10/20	Goldman Sachs International	IDR	8,372,467	499,491	504,577	—	(5,086)
Expiring 07/10/20	Goldman Sachs International	IDR	2,718,333	162,872	163,824	—	(952)
Japanese Yen,
Expiring 04/15/20	Canadian Imperial Bank of Commerce	JPY	822,260	7,850,114	7,652,479	197,635	—
Expiring 04/15/20	Canadian Imperial Bank of Commerce	JPY	259,585	2,465,704	2,415,862	49,842	—
Expiring 04/15/20	Citibank, N.A.	JPY	2,809,949	25,978,648	26,151,191	—	(172,543)
Mexican Peso,
Expiring 04/17/20	JPMorgan Chase Bank, N.A.	MXN	30,518	1,610,714	1,282,755	327,959	—
Expiring 04/17/20	State Street Bank	MXN	112,237	5,911,756	4,717,632	1,194,124	—
Peruvian Nuevo Sol,
Expiring 04/08/20	BNP Paribas S.A.	PEN	5,418	1,626,294	1,577,857	48,437	—
Russian Ruble,
Expiring 04/17/20	Bank of America, N.A.	RUB	97,040	1,496,056	1,235,949	260,107	—
Singapore Dollar,
Expiring 04/15/20	Bank of America, N.A.	SGD	2,784	1,959,600	1,959,169	431	—
Expiring 04/15/20	Canadian Imperial Bank of Commerce	SGD	957	687,556	673,464	14,092	—
Swedish Krona,
Expiring 04/15/20	Canadian Imperial Bank of Commerce	SEK	8,815	929,048	891,401	37,647	—
Expiring 04/15/20	Citibank, N.A.	SEK	4,752	483,379	480,538	2,841	—
Expiring 04/15/20	State Street Bank	SEK	6,055	639,077	612,301	26,776	—
Expiring 04/15/20	UBS AG	SEK	49,276	5,098,513	4,982,948	115,565	—
Swiss Franc,
Expiring 04/15/20	Canadian Imperial Bank of Commerce	CHF	3,102	3,308,210	3,225,265	82,945	—
Expiring 04/15/20	UBS AG	CHF	11,407	11,954,016	11,860,285	93,731	—
Expiring 04/15/20	UBS AG	CHF	755	805,923	785,002	20,921	—
				$173,419,251	$168,771,539	5,068,613	(420,901)
						$5,260,427	$(6,325,570)
A45

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co. (The)	12/20/21	1.000%(Q)	10,100	4.579%	$ (583,782)	$ 104,140	$(687,922)	Bank of America, N.A.
Devon Energy Corp.	12/20/24	1.000%(Q)	825	4.163%	(108,152)	(4,332)	(103,820)	Citibank, N.A.
Devon Energy Corp.	12/20/24	1.000%(Q)	490	4.163%	(64,236)	(3,038)	(61,198)	Morgan Stanley & Co. LLC
Devon Energy Corp.	12/20/24	1.000%(Q)	385	4.163%	(50,471)	184	(50,655)	Barclays Bank PLC
General Electric Co.	12/20/20	1.000%(Q)	2,830	1.362%	(6,464)	16,117	(22,581)	Barclays Bank PLC
General Electric Co.	12/20/20	1.000%(Q)	2,200	1.362%	(5,025)	12,151	(17,176)	Goldman Sachs International
General Electric Co.	12/20/20	1.000%(Q)	1,550	1.362%	(3,541)	8,415	(11,956)	Barclays Bank PLC
General Electric Co.	12/20/20	1.000%(Q)	1,395	1.362%	(3,186)	7,683	(10,869)	Goldman Sachs International
Republic of Brazil	06/20/25	1.000%(Q)	2,000	2.701%	(164,104)	(210,798)	46,694	BNP Paribas S.A.
Republic of Brazil	06/20/25	1.000%(Q)	1,300	2.701%	(106,668)	(99,280)	(7,388)	BNP Paribas S.A.
Ukraine Gov’t. International Bond	06/20/25	5.000%(Q)	546	8.222%	(69,412)	(111,205)	41,793	Barclays Bank PLC
Ukraine Gov’t. International Bond	06/20/25	5.000%(Q)	327	8.222%	(41,571)	(51,757)	10,186	Barclays Bank PLC
Ukraine Gov’t. International Bond	06/20/25	5.000%(Q)	204	8.222%	(25,934)	(33,987)	8,053	Barclays Bank PLC
Ukraine Gov’t. International Bond	06/20/25	5.000%(Q)	123	8.222%	(15,637)	(20,492)	4,855	Barclays Bank PLC
					$(1,248,183)	$(386,199)	$(861,984)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.34.V1	06/20/25	1.125%(Q)	300,000	1.137%	$(1,864,345)	$(1,937,870)	$(73,525)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling
A46

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A47